AUGUST 1, 2007, AS REVISED MARCH 7, 2008







                                   PROSPECTUS
                              ------------------
                               CLASSES A, B AND C

                             DWS VALUE BUILDER FUND

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.


                            ONE GLOBAL FORCE. ONE FOCUS. YOU. [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group

CONTENTS




HOW THE FUND WORKS
  4      The Fund's Main Investment
         Strategy
  6      The Main Risks of Investing in
         the Fund
 10      The Fund's Performance
         History
 12      How Much Investors Pay
 14      Other Policies and Risks
 15      Who Manages and Oversees
         the Fund
 18      Financial Highlights


HOW TO INVEST IN THE FUND
 22      Choosing a Share Class
 28      How to Buy Class A, B and C
         Shares
 29      How to Exchange or Sell
         Class A, B and C Shares
 32      Policies You Should Know
         About
 45      Understanding Distributions
         and Taxes
 49      Appendix

HOW THE FUND WORKS

On the next few pages, you'll find information about the fund's investment objective, the main strategies it uses to pursue that objective and the main risks that could affect performance.

Whether you are considering investing in the fund or are already a shareholder, you'll want to LOOK THIS INFORMATION OVER CAREFULLY. You may want to keep it on hand for reference as well.

CLASSES A, B AND C shares are generally intended for investors seeking the advice and assistance of a financial advisor.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

You can find DWS prospectuses on the Internet at WWW.DWS-SCUDDER.COM (the Web site does not form a part of this prospectus).

                             Class A    Class B    Class C
  ticker symbol              FLVBX      FVBBX      FVBCX
    fund number              415        615        715

    DWS VALUE BUILDER FUND



            THE FUND'S MAIN INVESTMENT STRATEGY

            The fund seeks to maximize total return through a combination of long-term growth of capital and current income.

            The fund seeks to achieve its objective by investing primarily in a portfolio of common stocks and fixed-income securities. Under normal market conditions, between 40% and 75% of the fund's assets will be invested in common stocks and at least 25% of the fund's assets will be invested in fixed-income securities. In selecting investments for the fund, the fund's Advisor determines the relative percentages of assets to be invested in common stocks and fixed-income securities based on its judgment as to general market and economic conditions, trends in yields and interest rates, and changes in fiscal and monetary policy. Although the fund invests primarily in US issuers, it may invest up to 25% of its assets in foreign securities.

            INVESTMENT PROCESS. Portfolio management tries to find common stocks it believes are undervalued in the marketplace based on such characteristics as earnings, cash flow, or asset values. In evaluating a stock's potential, portfolio management also considers other factors such as historical earnings growth, industry position, the strength of management and management's commitment to the interests of their shareholders. While the fund does not limit its investments to issuers in a particular capitalization range, portfolio management currently focuses on securities of larger companies. Portfolio management looks for attractive price-to-value relationships in undervalued stocks of strong companies with good management. The emphasis is on individual stock selection, fundamental research, and valuation flexibility, without rigid constraints.


4 | DWS Value Builder Fund

            Portfolio management begins by screening for stocks whose price-to-earnings ratios are below the average for the S&P 500 Index. Portfolio management then compares a company's stock price to its book value, cash flow and yield, and analyzes individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

            Portfolio management assembles the fund's portfolio from among the most attractive stocks, drawing on analysis of economic outlooks for various sectors and industries. Portfolio management may favor securities from different sectors and industries at different times while still maintaining variety in terms of industries and companies represented.

            Portfolio management will normally sell a security when it believes the income or growth potential of the security has changed, a predetermined price target has been achieved, other investments offer better opportunities, or in the course of adjusting the emphasis on or within a given industry.

            In managing the fund's fixed-income securities portfolio, portfolio management expects to make part or all if its investments in DWS Short Duration Plus Fund, an affiliated mutual fund.

            - DWS Short Duration Plus Fund. The fund's investment objective is to provide high income while also seeking to maintain a high degree of stability of shareholders' capital. The fund invests in securities of varying maturities and normally seeks to maintain an average portfolio duration of no longer than three years. The fund invests, under normal market conditions, at least 65% of its total assets in fixed income securities rated, at the time of purchase, within the top four long-term rating categories by a nationally recognized statistical rating organization (a "NRSRO") (or, if unrated, determined by the fund's investment advisor to be of similar quality).

            By investing in an affiliated mutual fund, the fund will achieve greater diversification of its fixed income investments (by holding more securities of varying sizes and risks) than it could gain buying fixed income securities directly.


                                                     DWS Value Builder Fund  | 5

            In addition, debt securities in which the fund invests include those rated investment grade (i.e., BBB/Baa or above) and below investment grade high yield/high risk bonds. The fund may invest up to 15% of net assets in high yield/high risk bonds (i.e., rated BB/Ba and below). Portfolio management selects bonds with a range of maturities based on its assessment of the relative yields available on securities of different maturities. Portfolio management currently anticipates that the average maturity of the fixed-income securities in the fund's portfolio will be less than 10 years.

            OTHER INVESTMENTS. The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the fund may use futures, options and covered call options. The fund may use derivatives in circumstances where the portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.


            THE MAIN RISKS OF INVESTING IN THE FUND

            There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.

            STOCK MARKET RISK. The fund is affected by how the stock market performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price.


6 | DWS Value Builder Fund

            VALUE INVESTING RISK. At times, "value" investing may perform better than or worse than other investment styles and the overall market. If the Advisor overestimates the value or return potential of one or more common stocks, the fund may underperform the general equity market. Value stocks may also be out of favor for certain periods in relation to growth stocks.

            INDUSTRY RISK. While the fund does not concentrate in any industry or sector, to the extent that the fund has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

            ASSET ALLOCATION RISK. Although asset allocation among different asset categories generally reduces risk and exposure to any one category, the risk remains that the Advisor may favor an asset category that performs poorly relative to the other asset categories.

            SECURITY SELECTION RISK. A risk that pervades all investing is the risk that the securities in the fund's portfolio may decline in value.

            CREDIT RISK. A fund purchasing bonds faces the risk that the creditworthiness of an issuer may decline, causing the value of the bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and/or principal on the bonds it has issued. Because the issuers of high-yield bonds or junk bonds (bonds rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade bonds. In some cases, bonds, particularly high-yield bonds, may decline in credit quality or go into default. Because the fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

            INTEREST RATE RISK. Generally, fixed income securities will decrease in value when interest rates rise. The longer the effective maturity of the fund's securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every


                                                     DWS Value Builder Fund  | 7
            year of duration.) As interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities and may reduce the fund's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the fund's duration and reducing the value of such a security.

            PRICING RISK. At times, market conditions may make it difficult to value some investments, and the fund may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the fund has valued its securities too highly, you may pay too much for fund shares when you buy into the fund. If the fund has underestimated the price of its securities, you may not receive the full market value when you sell your fund shares.

            FOREIGN INVESTMENT RISK. Foreign investments involve certain special risks, including:

            - POLITICAL RISK. Some foreign governments have limited the outflow of profits to investors abroad, imposed restrictions on the exchange or export of foreign currency, extended diplomatic disputes to include trade and financial relations, seized foreign investment and imposed higher taxes.

            - INFORMATION RISK. Companies based in foreign markets are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the US. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a company, as compared to the financial reports required in the US.

            - LIQUIDITY RISK. Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than US exchanges. This can make buying and selling certain


8 | DWS Value Builder Fund
               investments more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.

            - REGULATORY RISK. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

            - CURRENCY RISK. The fund invests in securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gain received on these securities.

            - LIMITED LEGAL RECOURSE RISK. Legal remedies for investors may be more limited than the legal remedies available in the US.

            - TRADING PRACTICE RISK. Brokerage commissions and other fees are generally higher for foreign investments than for US investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

            - TAXES. Foreign withholding and certain other taxes may reduce the amount of income available to distribute to shareholders of the fund. In addition, special US tax considerations may apply to the fund's foreign investments.


                                                     DWS Value Builder Fund  | 9

THE FUND'S PERFORMANCE HISTORY

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance of the fund's Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower than those shown. The table on the following page shows how fund performance compares to relevant index performance (which, unlike fund performance, does not reflect fees or expenses). The table includes the effects of maximum sales loads on fund performance. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns for Class A shares on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Classes B and C. After-tax returns are estimates calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant for investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The inception dates for Class B and Class C shares are January 3, 1995 and April 8, 1998, respectively. In the table, performance figures before these dates are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges for Classes B and C.

DWS Value Builder Fund

ANNUAL TOTAL RETURN (%) AS OF 12/31 EACH YEAR - CLASS A (Results do not reflect sales loads; if they did, total returns would be lower than those shown.)

[GRAPHIC APPEARS HERE]



22.67      18.53      13.81       -0.49      3.20      -18.92     30.81       8.74      0.65     10.20
1997       1998       1999       2000       2001       2002       2003       2004      2005      2006





                  2007 TOTAL RETURN AS OF JUNE 30: 5.14%
FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 21.03% Q2 2003               WORST QUARTER: -15.08%, Q3 2001



10 | DWS Value Builder Fund

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2006


                                             1 YEAR      5 YEARS      10 YEARS
 CLASS A
   Return before Taxes                         3.86        3.81          7.44
   Return after Taxes on Distributions         2.15        2.92          6.17
   Return after Taxes on Distributions
   and Sale of Fund Shares                    4.66*        3.00*         5.90
 CLASS B (Return before Taxes)                6.30         4.08          7.26
 CLASS C (Return before Taxes)                9.36         4.27          7.29
 STANDARD & POOR'S (S&P) 500 INDEX
 (reflects no deductions for fees,
 expenses or taxes)                          15.79         6.19          8.42
 BLENDED INDEX (reflects no deductions
 for fees, expenses or taxes)                11.05         5.65          7.60


 * The fund produced a positive total return due to income dividends and net realized gains distributed to the shareholders. Reinvestment of all dividends and distributions is assumed. Had you sold your shares at the period end net asset value you would have recognized a net loss. It is assumed that this loss will be applied against other gains producing a positive impact to the total return after taxes on distributions and sale of fund shares.

 STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 BLENDED INDEX is composed of 60% S&P 500 Index, 35% Lehman Brothers Intermediate US Government/ Credit Index and 5% Merrill Lynch 3-Month Treasury Bill Index. The Lehman Brothers Intermediate US Government/ Credit Index is an unmanaged index comprising intermediate- and long-term government and investment-grade corporate debt securities. The Merrill Lynch 3-Month Treasury Bill Index is representative of the 3-month Treasury market.


--------------------------------------------------------------------------------
Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.dws-scudder.com.


--------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS assumes that an investor holds fund shares at the end of the period. The return reflects taxes only on the fund's distributions and not on a shareholder's gain or loss from selling fund shares.


RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES assumes that an investor sold his or her fund shares at the end of the period. The return reflects taxes on both the fund's distributions and a shareholder's gain or loss from selling fund shares.


                                                    DWS Value Builder Fund  | 11

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold fund shares. This information doesn't include any fees that may be charged by your financial advisor.


FEE TABLE                                        CLASS A         CLASS B       CLASS C
 SHAREHOLDER FEES, paid directly from your investment
___________________________________________________________________________________________
 Maximum Sales Charge (Load) Imposed
 on Purchases (as % of offering price)             5.75% 1        None          None
 Maximum Contingent Deferred Sales
 Charge (Load) (as % of redemption
 proceeds)                                       None 2            4.00%         1.00%
 Redemption/Exchange fee on shares
 owned less than 15 days (as % of
 redemption proceeds) 3                           2.00             2.00          2.00

 ANNUAL OPERATING EXPENSES, deducted from fund assets
___________________________________________________________________________________________
 Management Fee 4                                 0.69  %          0.69%         0.69%
 Distribution/Service (12b-1) Fee                 0.23             1.00          1.00
 Other Expenses 5                                 0.30             0.41          0.29
 Underlying Fund Expenses 6                       0.20             0.20          0.20
 TOTAL ANNUAL OPERATING EXPENSES                  1.42             2.30          2.18
 Expense Reimbursements                           0.21             0.21          0.21
 NET ANNUAL OPERATING EXPENSES 7                  1.21             2.09          1.97


1   Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher than the percentage noted (see "Choosing a Share Class - Class A shares").

2   The redemption of shares purchased at net asset value under the Large Order
   NAV Purchase Privilege (see "Choosing a Share Class - Class A shares") may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within the following six months.

3   This fee is charged on all applicable redemptions or exchanges. Please see
   "Policies You Should Know About - Policies about transactions" for further information.

4   Restated on an annualized basis to reflect fee changes which took effect on
   July 1, 2006. To the extent the fund invests in other mutual funds advised by the Advisor and its affiliates ("Underlying Funds"), the Advisor has agreed not to impose its advisory fees on assets invested in such Underlying Funds.

5   Restated on an annualized basis to reflect fee changes which took effect on
   October 1, 2006. "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10%.

6   "Underlying Fund Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different.

7   Through March 15, 2009 the Advisor has contractually agreed to waive that portion of the fund's management fee attributable to the investment in the Underlying Funds.

12 | DWS Value Builder Fund

Based on the costs above, including one year of capped expenses in each period, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


EXAMPLE               1 YEAR      3 YEARS      5 YEARS      10 YEARS
 EXPENSES, assuming you sold your shares at the end of each period
________________________________________________________________________
 Class A shares        $691         $979       $1,288       $2,162
 Class B shares         612          998        1,411        2,195
 Class C shares         300          662        1,150        2,497
 EXPENSES, assuming you kept your shares
________________________________________________________________________
 Class A shares        $691         $979       $1,288       $2,162
 Class B shares         212          698        1,211        2,195
 Class C shares         200          662        1,150        2,497



                                                    DWS Value Builder Fund  | 13

OTHER POLICIES AND RISKS

           While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

           - Although major changes tend to be infrequent, the fund's Board could change the fund's investment objective without seeking shareholder approval.

           - As a temporary defensive measure, the fund could shift up to 100% of assets into investments such as money market securities, notes or bonds issued by the US Treasury or by agencies of the US government. This could prevent losses, but, while engaged in a temporary defensive position, the fund will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in volatile market conditions.


           For more information

           This prospectus doesn't tell you about every policy or risk of investing in the fund.

           If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

           Keep in mind that there is no assurance that the fund will achieve its objective.

           A complete list of the fund's portfolio holdings is posted as of the month-end on www.dws-scudder.com (the Web site does not form a part of this prospectus) on or after the last day of the following month. This posted information generally remains accessible at least until the date on which the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. In addition, the fund's top ten equity holdings and other fund information is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.


14 | Other Policies and Risks

WHO MANAGES AND OVERSEES THE FUND


           The investment advisor

           Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), with headquarters at 345 Park Avenue, New York, NY 10154, is the investment advisor for the fund. Under the oversight of the Board, the Advisor makes investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. The Advisor provides a full range of global investment advisory services to institutional and retail clients.

           DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DIMA, Deutsche Bank Trust Company Americas and DWS Trust Company.

           Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

           The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.


                                         Who Manages and Oversees the Fund  | 15

           MANAGEMENT FEE. The Advisor receives a management fee from the fund. Below is the actual rate paid by the fund for the most recent fiscal year, as a percentage of the fund's average daily net assets.


FUND NAME                               FEE PAID
  DWS Value Builder Fund                  0.71%


           A discussion regarding the basis for the Board's approval of the fund's investment management agreement is contained in the shareholder report for the semi-annual period ended September 30 (see "Shareholder reports" on the back cover).

           Under a separate administrative services agreement between the fund and the Advisor, the fund pays the Advisor for providing most of the fund's administrative services.


16 | Who Manages and Oversees the Fund

Portfolio management

The following person handles the day-to-day management of the fund.

David Hone, CFA
Director of Deutsche Asset Management and Lead Portfolio Manager of the fund.
- Joined the fund in 2008.
- Joined Deutsche Asset Management in 1996 as an equity analyst for consumer cyclicals, consumer staples and financials.
- Prior to that, eight years of experience as an analyst for Chubb & Son.
- Portfolio manager for Large Cap Value; Lead portfolio manager for US Equity Income Fund Strategy: New York.
- BA, Villanova University.


The fund's Statement of Additional Information provides additional information about a portfolio manager's investments in the fund, a description of the portfolio management compensation structure and information regarding other accounts managed.


                                         Who Manages and Oversees the Fund  | 17

FINANCIAL HIGHLIGHTS

The financial highlights are designed to help you understand recent financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover).

DWS Value Builder Fund - Class A


YEARS ENDED MARCH 31,                       2007           2006          2005          2004          2003
SELECTED PER SHARE DATA
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $  23.79      $  23.49      $  23.51      $  16.75      $  21.87
--------------------------------------    --------      --------      --------      --------      --------
Income (loss) from investment
operations:
  Net investment income a                      .37           .38           .39           .37           .44
______________________________________    ________      ________      ________      ________      ________
  Net realized and unrealized gain
  (loss) on investment transactions           1.65           .93        (  .02)         6.80        ( 5.06)
--------------------------------------    --------      --------      --------      --------      --------
  TOTAL FROM INVESTMENT OPERATIONS            2.02          1.31           .37          7.17        ( 4.62)
______________________________________    ________      ________      ________      ________      ________
Less distributions from:
  Net investment income                     (  .35)       (  .41)       (  .39)       (  .41)       (  .50)
______________________________________    ________      ________      ________      ________      ________
  Net realized gains on investment
  transactions                              ( 2.12)       (  .60)            -             -             -
--------------------------------------    --------      --------      --------      --------      --------
  TOTAL DISTRIBUTIONS                       ( 2.47)       ( 1.01)       (  .39)       (  .41)       (  .50)
______________________________________    ________      ________      ________      ________      ________
Redemption fees                                .00*          .00*          .00*            -             -
--------------------------------------    --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD            $  23.34      $  23.79      $  23.49      $  23.51      $  16.75
--------------------------------------    --------      --------      --------      --------      --------
Total Return (%) b                         8.71 c           5.66          1.57         43.22        (21.27)
--------------------------------------    --------      --------      --------      --------      --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)         336           412           466           451           338
______________________________________    ________      ________      ________      ________      ________
Ratio of expenses before expense
reductions (%)                                1.25          1.17          1.14          1.15          1.11
______________________________________    ________      ________      ________      ________      ________
Ratio of expenses after expense
reductions (%)                                1.23          1.17          1.14          1.15          1.11
______________________________________    ________      ________      ________      ________      ________
Ratio of net investment income (%)            1.55          1.60          1.70          1.77          2.38
______________________________________    ________      ________      ________      ________      ________
Portfolio turnover rate (%)                     11            19            17            13            12
--------------------------------------    --------      --------      --------      --------      --------


a   Based on average shares outstanding during the period.

b   Total return does not reflect the effect of any sales charges.

c   Total return would have been lower had certain expenses not been reduced.

*   Amount is less than $.005.

18 | Financial Highlights

DWS Value Builder Fund - Class B


YEARS ENDED MARCH 31,                        2007            2006           2005           2004           2003
SELECTED PER SHARE DATA
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $  23.80       $  23.50       $  23.52       $  16.75       $  21.80
--------------------------------------     --------       --------       --------       --------       --------
Income (loss) from investment operations:
  Net investment income a                       .18            .20            .22            .22            .29
______________________________________     ________       ________       ________       ________       ________
  Net realized and unrealized gain
  (loss) on investment transactions            1.65            .93         (  .03)          6.79         ( 5.03)
--------------------------------------     --------       --------       --------       --------       --------
  TOTAL FROM INVESTMENT OPERATIONS             1.83           1.13            .19           7.01         ( 4.74)
______________________________________     ________       ________       ________       ________       ________
Less distributions from:
  Net investment income                      (  .17)        (  .23)        (  .21)        (  .24)        (  .31)
______________________________________     ________       ________       ________       ________       ________
  Net realized gain on investment
  transactions                               ( 2.12)        (  .60)             -              -              -
--------------------------------------     --------       --------       --------       --------       --------
  TOTAL DISTRIBUTIONS                        ( 2.29)        (  .83)        (  .21)        (  .24)        (  .31)
______________________________________     ________       ________       ________       ________       ________
Redemption fees                                 .00*           .00*           .00*             -              -
--------------------------------------     --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD             $  23.34       $  23.80       $  23.50       $  23.52       $  16.75
--------------------------------------     --------       --------       --------       --------       --------
Total Return (%) b                          7.83 c            4.86            .83          42.20         (21.84)
--------------------------------------     --------       --------       --------       --------       --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)           10             16             35             60             60
______________________________________     ________       ________       ________       ________       ________
Ratio of expenses before expense
reductions (%)                                 2.09           1.92           1.91           1.90           1.87
______________________________________     ________       ________       ________       ________       ________
Ratio of expenses after expense
reductions (%)                                 2.04           1.92           1.91           1.90           1.87
______________________________________     ________       ________       ________       ________       ________
Ratio of net investment income (%)              .74            .85            .93           1.02           1.62
______________________________________     ________       ________       ________       ________       ________
Portfolio turnover rate (%)                      11             19             17             13             12
--------------------------------------     --------       --------       --------       --------       --------


a   Based on average shares outstanding during the period.

b   Total return does not reflect the effect of any sales charges.

c   Total return would have been lower had certain expenses not been reduced.

*   Amount is less than $.005.

                                                      Financial Highlights  | 19

DWS Value Builder Fund - Class C


YEARS ENDED MARCH 31,                       2007           2006          2005          2004          2003
SELECTED PER SHARE DATA
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $  23.81      $  23.52      $  23.53      $  16.76      $  21.82
--------------------------------------    --------      --------      --------      --------      --------
Income (loss) from investment operations:
  Net investment income a                      .19           .20           .22           .21           .30
______________________________________    ________      ________      ________      ________      ________
  Net realized and unrealized gain
  (loss) on investment transactions           1.66           .92        (  .02)         6.80        ( 5.05)
--------------------------------------    --------      --------      --------      --------      --------
  TOTAL FROM INVESTMENT OPERATIONS            1.85          1.12           .20          7.01        ( 4.75)
______________________________________    ________      ________      ________      ________      ________
Less distributions from:
  Net investment income                     (  .17)       (  .23)       (  .21)       (  .24)       (  .31)
______________________________________    ________      ________      ________      ________      ________
  Net realized gain on investment
  transactions                              ( 2.12)       (  .60)            -             -             -
--------------------------------------    --------      --------      --------      --------      --------
  TOTAL DISTRIBUTIONS                       ( 2.29)       (  .83)       (  .21)       (  .24)       (  .31)
______________________________________    ________      ________      ________      ________      ________
Redemption fees                                .00*          .00*          .00*            -             -
--------------------------------------    --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD            $  23.37      $  23.81      $  23.52      $  23.53      $  16.76
--------------------------------------    --------      --------      --------      --------      --------
Total Return (%) b                         7.92 c           4.81           .88         42.18        (21.87)
--------------------------------------    --------      --------      --------      --------      --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period ($millions)           16            24            29            33            23
______________________________________    ________      ________      ________      ________      ________
Ratio of expenses before expense
reductions(%)                                 2.00          1.92          1.89          1.90          1.87
______________________________________    ________      ________      ________      ________      ________
Ratio of expenses after expense
reductions(%)                                 1.98          1.92          1.89          1.90          1.87
______________________________________    ________      ________      ________      ________      ________
Ratio of net investment income(%)              .80           .85           .95          1.02          1.62
______________________________________    ________      ________      ________      ________      ________
Portfolio turnover rate(%)                      11            19            17            13            12
--------------------------------------    --------      --------      --------      --------      --------


a   Based on average shares outstanding during the period.

b   Total return does not reflect the effect of any sales charges.

c   Total return would have been lower had certain expenses not been reduced.

*   Amount is less than $.005.

20 | Financial Highlights

HOW TO INVEST IN THE FUND

Offered in this prospectus are share classes noted on the cover of the prospectus. Each class has its own fees and expenses, offering you a choice of cost structures. The fund may offer other classes of shares in a separate prospectus. These shares are intended for investors seeking the advice and assistance of a financial advisor, who will typically receive compensation for those services.

THE FOLLOWING PAGES TELL YOU HOW TO INVEST IN THE FUND AND WHAT TO EXPECT AS A SHAREHOLDER. The following pages also tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

If you're investing directly with DWS Scudder, all of this information applies to you. If you're investing through a "third party provider" - for example, a workplace retirement plan, financial supermarket or financial advisor - your provider may have its own policies or instructions and you should follow those.


You can find out more about the topics covered here by speaking with your FINANCIAL ADVISOR OR A REPRESENTATIVE OF YOUR WORKPLACE RETIREMENT PLAN OR OTHER INVESTMENT PROVIDER.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. YOU MAY WANT TO ASK YOUR FINANCIAL ADVISOR TO HELP YOU WITH THIS DECISION.

CHOOSING A SHARE CLASS

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief description and comparison of the main features of each class.


 CLASS A
 -  Sales charge of up to 5.75% charged       -  Some investors may be able to reduce
    when you buy shares                          or eliminate their sales charge; see
                                                "Class A shares"
 -  In most cases, no charge when you
    sell shares                               -  Total annual expenses are lower than
                                                 those for Class B or Class C
 -  Up to 0.25% annual shareholder
    servicing fee

 CLASS B
 -  No sales charge when you buy shares       -  The deferred sales charge rate falls to
                                                 zero after six years
 -  Deferred sales charge declining from
    4.00%, charged when you sell shares        -  Shares automatically convert to
    you bought within the last six years          Class A after six years, which means
                                                  lower annual expenses going forward
 -  0.75% annual distribution fee and up
    to 0.25% annual shareholder servicing
    fee

 CLASS C
 -  No sales charge when you buy shares       -  The deferred sales charge rate for one
                                                 year is lower for Class C shares than
 -  Deferred sales charge of 1.00%,              Class B shares, but your shares never
    charged when you sell shares you             convert to Class A, so annual expenses
    bought within the last year                  remain higher

 -  0.75% annual distribution fee and up
    to 0.25% annual shareholder servicing
    fee


Your financial advisor will typically be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. The fund may pay financial advisors or other intermediaries compensation for the services they provide to their clients. This compensation may vary depending on the class share and fund you buy. Your financial advisor may also receive compensation from the Advisor and/or its affiliates. Please see "Financial intermediary support payments" for more information.



22 | Choosing a Share Class

           Class A shares

           Class A shares may make sense for long-term investors, especially those who are eligible for a reduced or eliminated sales charge.

           Class A shares have a 12b-1 plan, under which a shareholder servicing fee of up to 0.25% is deducted from class assets each year. Because the shareholder servicing fee is continuous in nature, it may, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

           Class A shares have an up-front sales charge that varies with the amount you invest:


                              FRONT-END SALES          FRONT-END SALES
                                CHARGE AS %          CHARGE AS % OF YOUR
YOUR INVESTMENT            OF OFFERING PRICE 1,2        NET INVESTMENT 2

  Up to $50,000           5.75%                     6.10%
$    50,000-$99,999       4.50                      4.71
$  100,000-$249,999       3.50                      3.63
$  250,000-$499,999       2.60                      2.67
$  500,000-$999,999       2.00                      2.04
  $1 million or more            see below                see below


           1   The offering price includes the sales charge.

           2 Because of rounding in the calculation of the offering price, the actual front-end sales charge paid by an investor may be higher or lower than the percentages noted.


           YOU MAY BE ABLE TO LOWER YOUR CLASS A SALES CHARGE IF:

           - you plan to invest at least $50,000 in Class A shares (including Class A shares in other retail DWS funds) over the next 24 months ("Letter of Intent")

           - the amount of Class A shares you already own (including Class A shares in other retail DWS funds) plus the amount you're investing now in Class A shares is at least $50,000 ("Cumulative Discount")

           - you are investing a total of $50,000 or more in Class A shares of several retail DWS funds on the same day ("Combined Purchases")

                                                    Choosing a Share Class  | 23

           The point of these three features is to let you count investments made at other times or in certain other funds for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category, it's generally beneficial for you to do so.

           For purposes of determining whether you are eligible for a reduced Class A sales charge, you and your immediate family (your spouse or life partner and your children or stepchildren age 21 or younger) may aggregate your investments in the DWS family of funds. This includes, for example, investments held in a retirement account, an employee benefit plan or at a financial advisor other than the one handling your current purchase. These combined investments will be valued at their current offering price to determine whether your current investment qualifies for a reduced sales charge.

           To receive a reduction in your Class A initial sales charge, you must let your financial advisor or Shareholder Services know at the time you purchase shares that you qualify for such a reduction. You may be asked by your financial advisor or Shareholder Services to provide account statements or other information regarding related accounts of you or your immediate family in order to verify your eligibility for a reduced sales charge.

           For more information about sales charge discounts, please visit www.dws-scudder.com (click on the link entitled "Fund Sales Charge and Breakpoint Schedule"), consult with your financial advisor or refer to the section entitled "Purchase or Redemption of Shares" in the fund's Statement of Additional Information.

           IN CERTAIN CIRCUMSTANCES, YOU MAY BE ABLE TO BUY CLASS A SHARES WITHOUT A SALES CHARGE. For example, the sales charge will be waived if you are reinvesting dividends or distributions or if you are exchanging an investment in Class A shares of another fund in the DWS family of funds for an investment in Class A shares of the fund. In addition, a sales charge waiver may apply to transactions by certain retirement plans and certain other entities or persons (e.g., affiliated persons of Deutsche Asset Management or the DWS funds) and with respect to certain types of investments (e.g., an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services).


24 | Choosing a Share Class

           Details regarding the types of investment programs and categories of investors eligible for a sales charge waiver are provided in the fund's Statement of Additional Information.

           There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. The fund may waive the sales charge for investors in other situations as well. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.

           IF YOU'RE INVESTING $1 MILLION OR MORE, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A shares without a sales charge ("Large Order NAV Purchase Privilege"). However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within 12 months of owning them and a similar charge of 0.50% on shares you sell within the following six months. This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.


           Class B shares

           Class B shares may make sense for long-term investors who prefer to see all of their investment go to work right away and can accept somewhat higher annual expenses. Please note, however, that since not all DWS funds offer Class B shares, exchange options may be limited.

           With Class B shares, you pay no up-front sales charge to the fund. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. However, unlike Class A shares, your entire investment goes to work immediately. After six years, Class B shares automatically convert on a tax-free basis to Class A shares, which has the net effect of lowering the annual expenses from the seventh year on.


                                                    Choosing a Share Class  | 25

           Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:


    YEAR AFTER YOU BOUGHT SHARES     CDSC ON SHARES YOU SELL

  First year                              4.00%
  Second or third year                    3.00
  Fourth or fifth year                    2.00
  Sixth year                              1.00
  Seventh year and later                  None (automatic conversion to Class A)


           This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.


           While Class B shares don't have any front-end sales charge, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

           If you are thinking of making a large purchase in Class B shares or if you already own a large amount of Class A shares of the fund or other DWS funds, it may be more cost efficient to purchase Class A shares instead. Orders to purchase Class B shares of $100,000 or more will be declined with the exception of orders received from financial representatives acting for clients whose shares are held in an omnibus account and certain employer-sponsored employee benefit plans.


           Class C shares

           Class C shares may appeal to investors who plan to sell some or all of their shares within six years of buying them or who aren't certain of their investment time horizon.

           With Class C shares, you pay no up-front sales charge to the fund. Class C shares have a 12b-1 plan, under which a distribution fee of 0.75% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares).


26 | Choosing a Share Class

           Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares after six years, so they continue to have higher annual expenses.

           Class C shares have a CDSC, but only on shares you sell within one year of buying them:


   YEAR AFTER YOU BOUGHT SHARES        CDSC ON SHARES YOU SELL

  First year                                    1.00%
  Second year and later                         None


           This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.


           While Class C shares do not have an up-front sales charge, their higher annual expenses mean that, over the years, you could end up paying more than the equivalent of the maximum allowable up-front sales charge.

           Orders to purchase Class C shares of $500,000 or more will be declined with the exception of orders received from financial representatives acting for clients whose shares are held in an omnibus account and certain employer-sponsored employee benefit plans.


                                                    Choosing a Share Class  | 27

How to BUY Class A, B and C Shares



 FIRST INVESTMENT                                ADDITIONAL INVESTMENTS
 $1,000 or more for most accounts               $50 or more for regular accounts and
 $500 or more for IRAs                          IRAs
 $500 or more for an account with an            $50 or more for an account with an
 Automatic Investment Plan                      Automatic Investment Plan

 THROUGH A FINANCIAL ADVISOR
 -  To obtain an application, contact your      -  Contact your advisor using the
    advisor                                        method that's most convenient for you

 BY MAIL OR EXPRESS MAIL (SEE BELOW)
 -  Fill out and sign an application            -  Send a check made payable to "DWS
                                                   Scudder" and an investment slip to us
 -  Send it to us at the appropriate
    address, along with an investment           -  If you don't have an investment slip,
    check made payable to "DWS                     simply include a letter with your
    Scudder"                                       name, account number, the full name
                                                   of the fund and the share class and
                                                   your investment instructions
 BY WIRE
 -  Call (800) 621-1048 for instructions        -  Call (800) 621-1048 for instructions

 BY PHONE
 Not available                                  -  Call (800) 621-1048 for instructions

 WITH AN AUTOMATIC INVESTMENT PLAN
 -  Fill in the information on our              -  To set up regular investments from a
    application including a check for the         bank checking account call (800) 621-
    initial investment and a voided check         1048 ($50 minimum)

 USING QuickBuy
 Not available                                  -  Call (800) 621-1048 to make sure
                                                   QuickBuy is set up on your account; if
                                                   it is, you can request a transfer from
                                                   your bank account of any amount
                                                   between $50 and $250,000
 ON THE INTERNET
 Not available                                  -  Call (800) 621-1048 to ensure you have
                                                   electronic services
                                                -  Register at www.dws-scudder.com or
                                                   log in if already registered
                                                -  Follow the instructions for buying
                                                   shares with money from your bank
                                                   account


--------------------------------------------------------------------------------
REGULAR MAIL:

First Investment: DWS Scudder, PO Box 219356, Kansas City, MO 64121-9356 Additional Investments: DWS Scudder, PO Box 219154, Kansas City, MO 64121-9154

EXPRESS, REGISTERED OR CERTIFIED MAIL:
DWS Scudder, 210 West 10th Street, Kansas City, MO 64105-1614

28 | How to Buy Class A, B and C Shares

How to EXCHANGE or SELL Class A, B and C Shares

 EXCHANGING INTO ANOTHER FUND                    SELLING SHARES

 -  Exchanges into existing accounts:           Some transactions, including most for
    $50 minimum per fund                        over $100,000, can only be ordered in
                                                writing with a signature guarantee;
 -  Exchanges into new accounts:                please see "Signature Guarantee"
    $1,000 minimum per fund for most
    accounts
    $500 minimum for IRAs

 THROUGH A FINANCIAL ADVISOR
 -  Contact your advisor using the              -  Contact your advisor by the method
    method that's most convenient for you         that's most convenient for you

 BY PHONE                                       BY PHONE OR WIRE
 -  Call (800) 621-1048 for instructions        -  Call (800) 621-1048 for instructions

 BY MAIL OR EXPRESS MAIL
 (see previous page for address)
 Write a letter that includes:                  Write a letter that includes:
 -  the fund, class and account number          -  the fund, class and account number
    you're exchanging out of                       from which you want to sell shares
 -  the dollar amount or number of shares       -  the dollar amount or number of shares
    you want to exchange                           you want to sell
 -  the name and class of the fund you          -  your name(s), signature(s) and
    want to exchange into                          address, as they appear on your
                                                   account
 -  your name(s), signature(s) and
    address, as they appear on your             -  a daytime telephone number
    account
 -  a daytime telephone number

 WITH AN AUTOMATIC EXCHANGE PLAN                 WITH AN AUTOMATIC WITHDRAWAL PLAN
 -  To set up regular exchanges from a          -  Call (800) 621-1048 (minimum $50)
    fund account, call (800) 621-1048

 USING QuickSell
 Not available                                  -  Call (800) 621-1048 to make sure
                                                   QuickSell is set up on your account; if
                                                   it is, you can request a transfer to your
                                                   bank account of any amount between
                                                   $50 and $250,000
 ON THE INTERNET
 -  Register at www.dws-scudder.com or          -  Register at www.dws-scudder.com or
    log in if already registered                     log in if already registered

 -  Follow the instructions for making on-      -  Follow the instructions for making on-
    line exchanges                                 line redemptions


--------------------------------------------------------------------------------

TO REACH US:      WEB SITE: www.dws-scudder.com
                  TELEPHONE REPRESENTATIVE: (800) 621-1048, M-F, 9 a.m. - 6 p.m. ET
                  TDD LINE: (800) 972-3006, M-F, 9 a.m. - 6 p.m. ET



                           How to Exchange or Sell Class A, B and C Shares  | 29

           Financial intermediary support payments

           The Advisor, DWS Scudder Distributors, Inc. (the "Distributor") and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the fund, any record keeping/sub-transfer agency/networking fees payable by the fund (generally through the Distributor or an affiliate) and/or the Distributor to certain financial advisors for performing such services and any sales charge, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing the fund with "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.

           The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.


30 | How to Exchange or Sell Class A, B and C Shares

           The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS Fund shares or the retention and/or servicing of investors and DWS Fund shares to financial advisors in amounts that generally range from .01% up to .50% of assets of the fund serviced and maintained by the financial advisor, .10% to .25% of sales of the fund attributable to the financial advisor, a flat fee of $12,500 up to $500,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the fund or of any particular share class of the fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the fund. Additional information regarding these revenue sharing payments is included in the fund's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).

           The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS Scudder branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.

           It is likely that broker-dealers that execute portfolio transactions for the fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of


                           How to Exchange or Sell Class A, B and C Shares | 31 broker-dealers to execute portfolio transactions for the fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.


POLICIES YOU SHOULD KNOW ABOUT

           Along with the information on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through a financial advisor.

           If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described by the fund. Please note that a financial advisor may charge fees separate from those charged by the fund and may be compensated by the fund.

           Keep in mind that the information in this prospectus applies only to the shares offered herein. Other share classes are described in separate prospectuses and have different fees, requirements and services.

           In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call (800) 621-1048.


           Policies about transactions

           THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange is open. The fund calculates its share price for each class every business day, as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.


32 | Policies You Should Know About

           To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you:
           When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

           We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity and, in some cases, the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

           We will attempt to collect any missing required and requested information by contacting you or your financial advisor. If we are unable to obtain this information within the time frames established by the fund, then we may reject your application and order.

           The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated, less any applicable sales charge.

           If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.

           With certain limited exceptions, only US residents may invest in the fund.

           Because orders placed through a financial advisor must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. Your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

           INITIAL PURCHASE. The minimum initial investment for Class A, B and C shares is $1,000, except for investments on behalf of participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor,


                                            Policies You Should Know About  | 33
           for which there is no minimum initial investment; and IRAs, for which the minimum initial investment is $500 per account. The minimum initial investment is $500 per account if you establish an automatic investment plan. Group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

           SUB-MINIMUM BALANCES. The fund may close your account and send you the proceeds if your balance falls below $1,000 ($250 for retirement accounts and $500 for accounts with an Automatic Investment Plan funded with $50 or more per month in subsequent investments). We will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in DWS fund shares, investors in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, or group retirement plans and certain other accounts having lower minimum share balance requirements).

           SUBSEQUENT INVESTMENTS. The minimum subsequent investment is $50. However, there is no minimum investment requirement for subsequent investments in Class A shares on behalf of participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor.

           MARKET TIMING POLICIES AND PROCEDURES. Short-term and excessive trading of fund shares may present risks to long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of the fund's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced if the fund invests in certain securities, such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the fund (e.g., "time zone arbitrage"). The fund discourages short-term and excessive trading and has adopted policies and procedures that are intended to detect and deter short-term and excessive trading.


34 | Policies You Should Know About

           Pursuant to its policies, the fund will impose a 2% redemption fee on fund shares held for less than a specified holding period (subject to certain exceptions discussed below under "Redemption fees"). The fund also reserves the right to reject or cancel a purchase or exchange order for any reason without prior notice. For example, the fund may in its discretion reject or cancel a purchase or an exchange order even if the transaction is not subject to the specific roundtrip transaction limitation described below if the Advisor believes that there appears to be a pattern of short-term or excessive trading activity by a shareholder or deems any other trading activity harmful or disruptive to the fund. The fund, through its Advisor and transfer agent, will measure short-term and excessive trading by the number of roundtrip transactions within a shareholder's account during a rolling 12-month period. A "roundtrip" transaction is defined as any combination of purchase and redemption activity (including exchanges) of the same fund's shares. The fund may take other trading activity into account if the fund believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

           Shareholders are limited to four roundtrip transactions in the same DWS Fund (excluding money market funds) over a rolling 12-month period. Shareholders with four or more roundtrip transactions in the same DWS Fund within a rolling 12-month period generally will be blocked from making additional purchases of, or exchanges into, that DWS Fund. The fund has sole discretion whether to remove a block from a shareholder's account. The rights of a shareholder to redeem shares of a DWS Fund are not affected by the four roundtrip transaction limitation, but all redemptions remain subject to the fund's redemption fee policy (see "Redemption fees" described below).

           The fund may make exceptions to the roundtrip transaction policy for certain types of transactions if, in the opinion of the Advisor, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the fund or administrator and transactions by certain qualified fund-of-fund(s).


                                            Policies You Should Know About  | 35

           In certain circumstances where shareholders hold shares of the fund through a financial intermediary, the fund may rely upon the financial intermediary's policy to deter short-term or excessive trading if the Advisor believes that the financial intermediary's policy is reasonably designed to detect and deter transactions that are not in the best interests of the fund. A financial intermediary's policy relating to short-term or excessive trading may be more or less restrictive than the DWS Funds' policy, may permit certain transactions not permitted by the DWS Funds' policies, or prohibit transactions not subject to the DWS Funds' policies.

           The Advisor may also accept undertakings from a financial intermediary to enforce short-term or excessive trading policies on behalf of the fund that provide a substantially similar level of protection for the fund against such transactions. For example, certain financial intermediaries may have contractual, legal or operational restrictions that prevent them from blocking an account. In such instances, the financial intermediary may use alternate techniques that the Advisor considers to be a reasonable substitute for such a block.

           In addition, if the fund invests some portion of its assets in foreign securities, it has adopted certain fair valuation practices intended to protect the fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the fund. (See "How the fund calculates share price.")

           There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries. The Advisor reviews trading activity at the omnibus level to detect short-term or excessive trading. If the Advisor has reason to suspect that short-term or excessive trading is occurring at the omnibus level, the Advisor will contact the financial intermediary to request underlying shareholder level activity. Depending on the amount of fund shares held in such omnibus accounts (which may represent most of the fund's shares) short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in the fund. If short-term or excessive trading is identified, the Advisor will take appropriate action.


36 | Policies You Should Know About

           The fund's market timing policies and procedures may be modified or terminated at any time.

           REDEMPTION FEES. The fund imposes a redemption fee of 2% of the total redemption amount (calculated at net asset value, without regard to the effect of any contingent deferred sales charge; any contingent deferred sales charge is also assessed on the total redemption amount without regard to the assessment of the 2% redemption fee) on all fund shares redeemed or exchanged within 15 days of buying them (either by purchase or exchange). The redemption fee is paid directly to the fund and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. For purposes of determining whether the redemption fee applies, shares held the longest time will be treated as being redeemed first and shares held the shortest time will be treated as being redeemed last.

           The redemption fee is applicable to fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchase and sale transactions are generally netted against one another and placed on an aggregate basis; consequently the identities of the individuals on whose behalf the transactions are placed generally are not known to the fund. For this reason, the fund has undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the fund's. Subject to approval by the Advisor or the fund's Board, intermediaries who transact business on an omnibus basis may implement the redemption fees according to their own operational guidelines (which may be different than the fund's policies) and remit the fees to the fund.

           The redemption fee will not be charged in connection with the following exchange or redemption transactions: (i) transactions on behalf of participants in certain research wrap programs; (ii) transactions on behalf of a shareholder to return any excess IRA contributions to the shareholder; (iii) transactions on behalf of a shareholder to effect a required minimum distribution on an IRA;
           (iv) transactions on behalf of any mutual fund advised by


                                            Policies You Should Know About  | 37
           the Advisor and its affiliates (e.g., "funds of funds") or, in the case of a master/feeder relationship, redemptions by the feeder fund from the master portfolio; (v) transactions on behalf of certain unaffiliated mutual funds operating as funds of funds; (vi) transactions following death or disability of any registered shareholder, beneficial owner or grantor of a living trust with respect to shares purchased before death or disability; (vii) transactions involving hardship of any registered shareholder; (viii) systematic transactions with pre-defined trade dates for purchases, exchanges or redemptions, such as automatic account rebalancing, or loan origination and repayments; (ix) transactions involving shares purchased through the reinvestment of dividends or other distributions; (x) transactions involving shares transferred from another account in the same fund or converted from another class of the same fund (the redemption fee period will carry over to the acquired shares); (xi) transactions initiated by the fund or administrator (e.g., redemptions for not meeting account minimums, to pay account fees funded by share redemptions, or in the event of the liquidation or merger of the fund); or (xii) transactions in cases when there are legal or contractual limitations or restrictions on the imposition of the redemption fee (as determined by the fund or its agents in their sole discretion). It is the policy of the DWS funds to permit approved fund platform providers to execute transactions within the funds without the imposition of a redemption fee if such providers have implemented alternative measures that are determined by the Advisor to provide controls on short-term and excessive trading that are comparable to the DWS funds' policies.

           THE AUTOMATED INFORMATION LINE IS AVAILABLE 24 HOURS A DAY BY CALLING
           (800) 621-1048. You can use our automated phone services to get information on DWS funds generally and on accounts held directly at DWS Scudder. You can also use this service to make exchanges and to purchase and sell shares.

           QUICKBUY AND QUICKSELL let you set up a link between a DWS fund account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to





THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS


The DWS Scudder Web site can be a valuable resource for shareholders with Internet access. Go to WWW.DWS-SCUDDER.COM to get up-to-date information, review balances or even place orders for exchanges.






38 | Policies You Should Know About
           three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

           TELEPHONE AND ELECTRONIC TRANSACTIONS. Generally, you are automatically entitled to telephone and electronic transaction privileges, but you may elect not to have them when you open your account or by contacting Shareholder Services at (800) 621-1048 at a later date.

           Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

           THE FUND DOES NOT ISSUE SHARE CERTIFICATES. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

           WHEN YOU ASK US TO SEND OR RECEIVE A WIRE, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The fund can only send wires of $1,000 or more and accept wires of $50 or more.

           THE FUND ACCEPTS PAYMENT FOR SHARES ONLY IN US DOLLARS by check, bank or Federal Funds wire transfer or by electronic bank transfer. Please note that the fund does not accept cash, money orders, traveler's checks, starter checks, third party checks (except checks for retirement plan asset transfers and rollovers or for Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts), checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies. Thus, subject to the foregoing exceptions for certain third party checks, checks that are otherwise permissible must be drawn by the account holder on a domestic bank and must be payable to the fund.


                                            Policies You Should Know About  | 39

           SIGNATURE GUARANTEE. When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us, you don't need a signature guarantee. Also, generally you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

           A signature guarantee is simply a certification of your signature - a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided the original guarantee.

           SELLING SHARES OF TRUST ACCOUNTS AND BUSINESS OR ORGANIZATION ACCOUNTS may require additional documentation. Please call (800) 621-1048 or contact your financial advisor for more information.

           WHEN YOU SELL SHARES THAT HAVE A CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for - whichever results in the lower charge to you. In processing orders to sell shares, the shares with the lowest CDSC are sold first. Exchanges from one fund into another don't affect CDSCs; for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

           There are certain cases in which you may be exempt from a CDSC. These include:

           - the death or disability of an account owner (including a joint owner). This waiver applies only under certain conditions. Please contact your financial advisor or Shareholder Services to determine if the conditions exist


           - withdrawals made through an automatic withdrawal plan up to a maximum of 12% per year of the net asset value of the account

           -  withdrawals related to certain retirement or benefit plans




THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS

If you ever have difficulty placing an order by phone or Internet, you can send us your order in writing.










40 | Policies You Should Know About

           - redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

           - for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies the Distributor that the dealer waives the applicable commission

           - for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

           In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.

           IF YOU SELL SHARES IN A DWS FUND AND THEN DECIDE TO INVEST WITH DWS SCUDDER AGAIN WITHIN SIX MONTHS, you may be able to take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a DWS fund at its current NAV and, for purposes of a sales charge, it will be treated as if it had never left DWS Scudder.

           You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares (if available) with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial advisor.

           MONEY FROM SHARES YOU SELL is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are other circumstances when it could be longer, including, but not limited to, when you are selling shares you bought recently by check or ACH (the funds will be placed under a 10 calendar day hold to ensure good funds) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when


                                            Policies You Should Know About  | 41
           you are selling recently purchased shares or in the event of closing of the Federal Reserve Bank's wire payment system. In addition, the fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings;
           2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by the fund or the fair determination of the value of the fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system. For additional rights reserved by the fund, please see "Other rights we reserve."

           You may obtain additional information about other ways to sell your shares by contacting your financial advisor.


           How the fund calculates share price

           To calculate net asset value, or NAV, each share class uses the following equation:


            TOTAL ASSETS - TOTAL LIABILITIES
           -----------------------------------------    =    NAV
               TOTAL NUMBER OF SHARES OUTSTANDING


           The price at which you buy shares is based on the NAV per share calculated after the order is received by the transfer agent, although for Class A shares it will be adjusted to allow for any applicable sales charge (see "Choosing a Share Class"). The price at which you sell shares is also based on the NAV per share calculated after the order is received by the transfer agent, although a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

           THE FUND CHARGES A REDEMPTION FEE EQUAL TO 2.00% of the value of shares redeemed or exchanged within 15 days of purchase. Please see "Policies about transactions - Redemption fees" for further information.

           WE TYPICALLY VALUE SECURITIES USING INFORMATION FURNISHED BY AN INDEPENDENT PRICING SERVICE OR MARKET QUOTATIONS, WHERE APPROPRIATE. However, we may use methods approved by the fund's Board, such as a fair valuation model, which are intended


42 | Policies You Should Know About
           to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of the fund's portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be the fund's use of fair value pricing. This is intended to reduce the fund's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market timing policies and procedures.")

           TO THE EXTENT THAT THE FUND INVESTS IN SECURITIES THAT ARE TRADED PRIMARILY IN FOREIGN MARKETS, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the fund doesn't price its shares. (Note that prices for securities that trade on foreign exchanges can change significantly on days when the New York Stock Exchange is closed and you cannot buy or sell fund shares. Price changes in the securities the fund owns may ultimately affect the price of fund shares the next time the NAV is calculated.)


           Other rights we reserve

           You should be aware that we may do any of the following:

           -  withdraw or suspend the offering of shares at any time

           - withhold a portion of your distributions and redemption proceeds for federal income tax purposes if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number and certain certifications including certification that you are not subject to backup withholding

                                            Policies You Should Know About  | 43

           - reject a new account application if you don't provide any required or requested identifying information, or for any other reason

           - refuse, cancel, limit or rescind any purchase or exchange order, without prior notice; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interests or when the fund is requested or compelled to do so by governmental authority or by applicable law

           - close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charge or redemption fee); you may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability

           - pay you for shares you sell by "redeeming in kind," that is, by giving you securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

           - change, add or withdraw various services, fees and account policies (for example, we may adjust the fund's investment minimums at any time)


44 | Policies You Should Know About

UNDERSTANDING DISTRIBUTIONS AND TAXES

           The fund intends to distribute to its shareholders virtually all of its net earnings. The fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) The fund may not always pay a dividend or distribution for a given period.

           THE FUND INTENDS TO PAY DISTRIBUTIONS OF SUBSTANTIALLY ALL OF ITS INCOME QUARTERLY. The fund intends to pay distributions from realized capital gains annually, usually in December. If necessary, the fund may distribute at other times as needed.

           Dividends or distributions declared to shareholders of record in the last quarter of a given calendar year are treated for federal income tax purposes as if they were received on December 31 of that year, provided such dividends or distributions are paid by the end of the following January.

           For federal income tax purposes, income and capital gains distributions are generally taxable to shareholders. However, dividends and distributions received by retirement plans qualifying for tax exemption under federal income tax laws generally will not be taxable.

           YOU CAN CHOOSE HOW TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested in shares of the fund without a sales charge (if applicable). Distributions are treated the same for federal income tax purposes whether you receive them in cash or reinvest them in additional shares. For employer-sponsored qualified plans, and retirement plans, reinvestment (at NAV) is the only option.








THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.




                                     Understanding Distributions and Taxes  | 45

           BUYING, SELLING OR EXCHANGING FUND SHARES WILL USUALLY HAVE FEDERAL INCOME TAX CONSEQUENCES FOR YOU (except in employer-sponsored qualified plans, IRAs or other tax-advantaged accounts). Your sale of shares may result in a capital gain or loss. The gain or loss will be long-term or short-term depending on how long you owned the shares that were sold. For federal income tax purposes, an exchange is treated the same as a sale.

           THE FEDERAL INCOME TAX STATUS of the fund's earnings you receive and your own fund transactions generally depends on their type:


GENERALLY TAXED AT LONG-TERM                GENERALLY TAXED AT ORDINARY
CAPITAL GAIN RATES:                         INCOME RATES:

DISTRIBUTIONS FROM THE FUND
- gains from the sale of                    -  gains from the sale of
  securities held (or treated as               securities held by the fund for
  held) by the fund for more                   one year or less
  than one year                             -  all other taxable income
- qualified dividend income

TRANSACTIONS INVOLVING FUND
SHARES
- gains from selling fund                  -  gains from selling fund
  shares held for more than                   shares held for one year or
  one year                                    less


           ANY DIRECT INVESTMENTS IN FOREIGN SECURITIES BY THE FUND MAY BE SUBJECT TO FOREIGN WITHHOLDING TAXES. In that case, the fund's yield on those securities would generally be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the fund. In addition, any investments in foreign securities or foreign currencies may increase or accelerate the fund's recognition of ordinary income and may affect the timing or amount of the fund's distributions. If you invest in the fund through a taxable account, your after-tax return could be negatively impacted.

           To the extent that the fund invests in certain debt obligations or certain other securities, investments in these obligations or securities may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


46 | Understanding Distributions and Taxes

           For taxable years beginning before January 1, 2011, distributions to individuals and other noncorporate shareholders of investment income designated by the fund as derived from qualified dividend income are eligible for taxation for federal income tax purposes at the more favorable long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. It does not include income from investments in debt securities or, generally, from REITs. In addition, the fund must meet certain holding period and other requirements with respect to the dividend-paying stocks in its portfolio and the shareholder must meet certain holding period and other requirements with respect to the fund's shares for the lower tax rates to apply.

           For taxable years beginning before January 1, 2011, the maximum federal income tax rate imposed on long-term capital gains recognized by individuals and other noncorporate shareholders has been reduced to 15%. For taxable years beginning on or after January 1, 2011, the long-term capital gain rate is scheduled to return to 20%.

           YOUR FUND WILL SEND YOU DETAILED FEDERAL INCOME TAX INFORMATION EVERY JANUARY. These statements tell you the amount and the federal income tax classification of any dividends or distributions you received. They also have certain details on your purchases and sales of shares.

           IF YOU INVEST RIGHT BEFORE THE FUND PAYS A DIVIDEND, you'll be getting some of your investment back as a taxable dividend. You can avoid this by investing after the fund declares a dividend. In tax-advantaged retirement accounts you do not need to worry about this.

           If the fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated for tax purposes as a return of capital. A return of capital will generally not be taxable to you but will reduce the cost basis of your shares and result in a higher capital gain or a lower capital loss when you sell your shares.

           CORPORATIONS are taxed at the same rates on ordinary income and capital gains but may be eligible for a dividends-received deduction for a portion of the income dividends they receive from the fund, provided certain holding period and other requirements are met.


                                     Understanding Distributions and Taxes  | 47

           The above discussion summarizes certain federal income tax consequences for shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US tax consequences to you of an investment in the fund. For more information, see "Taxes" in the Statement of Additional Information.


48 | Understanding Distributions and Taxes

APPENDIX
--------------------------------------------------------------------------------
           Hypothetical Expense Summary


           Using the annual fund operating expense ratios presented in the fee tables in the fund prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the fund held for the next 10 years and the impact of such fees and expenses on fund returns for each year and cumulatively, assuming a 5% return for each year. The tables also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after six years. The annual fund expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. The tables reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charge or redemption fees, if any, which may be payable upon redemption. If contingent deferred sales charges or redemption fees were shown, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the fund that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

           The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the fund's prospectus to consider the investment objectives, risks, expenses and charges of the fund prior to investing.


                                                                  Appendix  | 49

                       DWS Value Builder Fund - Class A



                                      INITIAL HYPOTHETICAL                 ASSUMED RATE
                 MAXIMUM                   INVESTMENT:                      OF RETURN:
           SALES CHARGE: 5.75%               $10,000                            5%
                                                                    HYPOTHETICAL
                CUMULATIVE           ANNUAL       CUMULATIVE          YEAR-END
              RETURN BEFORE           FUND       RETURN AFTER      BALANCE AFTER      ANNUAL FEES
                 FEES AND           EXPENSE        FEES AND           FEES AND            AND
YEAR             EXPENSES            RATIOS        EXPENSES           EXPENSES         EXPENSES

   1               5.00%           1.21%             -2.18%       $  9,782.21        $   691.20
   2              10.25%           1.42%              1.32%       $ 10,132.41        $   141.39
   3              15.76%           1.42%              4.95%       $ 10,495.15        $   146.46
   4              21.55%           1.42%              8.71%       $ 10,870.88        $   151.70
   5              27.63%           1.42%             12.60%       $ 11,260.05        $   157.13
   6              34.01%           1.42%             16.63%       $ 11,663.16        $   162.75
   7              40.71%           1.42%             20.81%       $ 12,080.71        $   168.58
   8              47.75%           1.42%             25.13%       $ 12,513.20        $   174.62
   9              55.13%           1.42%             29.61%       $ 12,961.17        $   180.87
  10              62.89%           1.42%             34.25%       $ 13,425.18        $   187.34
  TOTAL                                                                              $ 2,162.04


DWS Value Builder Fund - Class B




              MAXIMUM           INITIAL HYPOTHETICAL                 ASSUMED RATE
           SALES CHARGE:             INVESTMENT:                      OF RETURN:
               0.00%                   $10,000                            5%
                                                              HYPOTHETICAL
             CUMULATIVE        ANNUAL       CUMULATIVE          YEAR-END
           RETURN BEFORE        FUND       RETURN AFTER      BALANCE AFTER        ANNUAL
              FEES AND        EXPENSE        FEES AND           FEES AND         FEES AND
YEAR          EXPENSES         RATIOS        EXPENSES           EXPENSES         EXPENSES

   1            5.00%        2.09%              2.91%       $ 10,291.00        $   212.04
   2           10.25%        2.30%              5.69%       $ 10,568.86        $   239.89
   3           15.76%        2.30%              8.54%       $ 10,854.22        $   246.37
   4           21.55%        2.30%             11.47%       $ 11,147.28        $   253.02
   5           27.63%        2.30%             14.48%       $ 11,448.26        $   259.85
   6           34.01%        2.30%             17.57%       $ 11,757.36        $   266.86
   7           40.71%        1.42%             21.78%       $ 12,178.27        $   169.94
   8           47.75%        1.42%             26.14%       $ 12,614.26        $   176.03
   9           55.13%        1.42%             30.66%       $ 13,065.85        $   182.33
  10           62.89%        1.42%             35.34%       $ 13,533.60        $   188.86
  TOTAL                                                                        $ 2,195.19



50 | Appendix

                       DWS Value Builder Fund - Class C



              MAXIMUM           INITIAL HYPOTHETICAL                 ASSUMED RATE
           SALES CHARGE:             INVESTMENT:                      OF RETURN:
               0.00%                   $10,000                            5%
                                                              HYPOTHETICAL
             CUMULATIVE        ANNUAL       CUMULATIVE          YEAR-END
           RETURN BEFORE        FUND       RETURN AFTER      BALANCE AFTER      ANNUAL FEES
              FEES AND        EXPENSE        FEES AND           FEES AND            AND
YEAR          EXPENSES         RATIOS        EXPENSES           EXPENSES         EXPENSES
   1            5.00%        1.97%              3.03%       $ 10,303.00        $   199.98
   2           10.25%        2.18%              5.94%       $ 10,593.54        $   227.77
   3           15.76%        2.18%              8.92%       $ 10,892.28        $   234.20
   4           21.55%        2.18%             11.99%       $ 11,199.44        $   240.80
   5           27.63%        2.18%             15.15%       $ 11,515.27        $   247.59
   6           34.01%        2.18%             18.40%       $ 11,840.00        $   254.57
   7           40.71%        2.18%             21.74%       $ 12,173.89        $   261.75
   8           47.75%        2.18%             25.17%       $ 12,517.19        $   269.13
   9           55.13%        2.18%             28.70%       $ 12,870.18        $   276.72
  10           62.89%        2.18%             32.33%       $ 13,233.12        $   284.53
  TOTAL                                                                        $ 2,497.04



                                                                  Appendix  | 51

TO GET MORE INFORMATION

SHAREHOLDER REPORTS - These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and its financial statements. Shareholders get these reports automatically.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call (800) 621-1048, or contact DWS Scudder at the address listed below. The fund's SAI and shareholder reports are also available through the DWS Scudder Web site at www.dws-scudder.com. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.


DWS SCUDDER              SEC                     DISTRIBUTOR
---------------------    --------------------    -------------------------------
PO Box 219151            100 F Street, N.E.      DWS Scudder Distributors, Inc.
Kansas City, MO          Washington, D.C.        222 South Riverside Plaza
64121-9151               20549-0102              Chicago, IL 60606-5808
WWW.DWS-SCUDDER.COM      WWW.SEC.GOV             (800) 621-1148
(800) 621-1048           (800) SEC-0330



SEC FILE NUMBER:
DWS Value Builder Fund, Inc.        DWS Value Builder Fund    811-06600




(03/07/08) DVBF-1

[RECYCLE GRAPHIC APPEARS HERE]
                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group

                    AUGUST 1, 2007, AS REVISED MARCH 7, 2008







                                   PROSPECTUS
                              ------------------
                              INSTITUTIONAL CLASS

                             DWS VALUE BUILDER FUND

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.


                            ONE GLOBAL FORCE. ONE FOCUS. YOU. [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group

CONTENTS




HOW THE FUND WORKS
  4      The Fund's Main Investment
         Strategy
  6      The Main Risks of Investing in
         the Fund
 10      The Fund's Performance
         History
 12      How Much Investors Pay
 13      Other Policies and Risks
 14      Who Manages and Oversees
         the Fund
 17      Financial Highlights


HOW TO INVEST IN THE FUND
 19      Buying and Selling
         Institutional Class Shares
 25      Policies You Should Know
         About
 36      Understanding Distributions
         and Taxes
 40      Appendix

HOW THE FUND WORKS

On the next few pages, you'll find information about the fund's investment objective, the main strategies it uses to pursue that objective and the main risks that could affect performance.

Whether you are considering investing in the fund or are already a shareholder, you'll want to LOOK THIS INFORMATION OVER CAREFULLY. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

You can find DWS prospectuses on the Internet at WWW.DWS-SCUDDER.COM (the Web site does not form a part of this prospectus).

                                Institutional Class
  ticker symbol                 FLIVX
    fund number                 535

    DWS VALUE BUILDER FUND



            THE FUND'S MAIN INVESTMENT STRATEGY

            The fund seeks to maximize total return through a combination of long-term growth of capital and current income.

            The fund seeks to achieve its objective by investing primarily in a portfolio of common stocks and fixed-income securities. Under normal market conditions, between 40% and 75% of the fund's assets will be invested in common stocks and at least 25% of the fund's assets will be invested in fixed-income securities. In selecting investments for the fund, the fund's Advisor determines the relative percentages of assets to be invested in common stocks and fixed-income securities based on its judgment as to general market and economic conditions, trends in yields and interest rates, and changes in fiscal and monetary policy. Although the fund invests primarily in US issuers, it may invest up to 25% of its assets in foreign securities.

            INVESTMENT PROCESS. Portfolio management tries to find common stocks it believes are undervalued in the marketplace based on such characteristics as earnings, cash flow, or asset values. In evaluating a stock's potential, portfolio management also considers other factors such as historical earnings growth, industry position, the strength of management and management's commitment to the interests of their shareholders. While the fund does not limit its investments to issuers in a particular capitalization range, portfolio management currently focuses on securities of larger companies. Portfolio management looks for attractive price-to-value relationships in undervalued stocks of strong companies with good management. The emphasis is on individual stock selection, fundamental research, and valuation flexibility, without rigid constraints.


4 | DWS Value Builder Fund

            Portfolio management begins by screening for stocks whose price-to-earnings ratios are below the average for the S&P 500 Index. Portfolio management then compares a company's stock price to its book value, cash flow and yield, and analyzes individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

            Portfolio management assembles the fund's portfolio from among the most attractive stocks, drawing on analysis of economic outlooks for various sectors and industries. Portfolio management may favor securities from different sectors and industries at different times while still maintaining variety in terms of industries and companies represented.

            Portfolio management will normally sell a security when it believes the income or growth potential of the security has changed, a predetermined price target has been achieved, other investments offer better opportunities, or in the course of adjusting the emphasis on or within a given industry.

            In managing the fund's fixed-income securities portfolio, portfolio management expects to make part or all if its investments in DWS Short Duration Plus Fund, an affiliated mutual fund.

            - DWS Short Duration Plus Fund. The fund's investment objective is to provide high income while also seeking to maintain a high degree of stability of shareholders' capital. The fund invests in securities of varying maturities and normally seeks to maintain an average portfolio duration of no longer than three years. The fund invests, under normal market conditions, at least 65% of its total assets in fixed income securities rated, at the time of purchase, within the top four long-term rating categories by a nationally recognized statistical rating organization (a "NRSRO") (or, if unrated, determined by the fund's investment advisor to be of similar quality).

            By investing in an affiliated mutual fund, the fund will achieve greater diversification of its fixed income investments (by holding more securities of varying sizes and risks) than it could gain buying fixed income securities directly.


                                                     DWS Value Builder Fund  | 5

            In addition, debt securities in which the fund invests include those rated investment grade (i.e., BBB/Baa or above) and below investment grade high yield/high risk bonds. The fund may invest up to 15% of net assets in high yield/high risk bonds (i.e., rated BB/Ba and below). Portfolio management selects bonds with a range of maturities based on its assessment of the relative yields available on securities of different maturities. Portfolio management currently anticipates that the average maturity of the fixed-income securities in the fund's portfolio will be less than 10 years.

            OTHER INVESTMENTS. The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the fund may use futures, options and covered call options. The fund may use derivatives in circumstances where the portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.


            THE MAIN RISKS OF INVESTING IN THE FUND

            There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.

            STOCK MARKET RISK. The fund is affected by how the stock market performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price.


6 | DWS Value Builder Fund

            VALUE INVESTING RISK. At times, "value" investing may perform better than or worse than other investment styles and the overall market. If the Advisor overestimates the value or return potential of one or more common stocks, the fund may underperform the general equity market. Value stocks may also be out of favor for certain periods in relation to growth stocks.

            INDUSTRY RISK. While the fund does not concentrate in any industry or sector, to the extent that the fund has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

            ASSET ALLOCATION RISK. Although asset allocation among different asset categories generally reduces risk and exposure to any one category, the risk remains that the Advisor may favor an asset category that performs poorly relative to the other asset categories.

            SECURITY SELECTION RISK. A risk that pervades all investing is the risk that the securities in the fund's portfolio may decline in value.

            CREDIT RISK. A fund purchasing bonds faces the risk that the creditworthiness of an issuer may decline, causing the value of the bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and/or principal on the bonds it has issued. Because the issuers of high-yield bonds or junk bonds (bonds rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade bonds. In some cases, bonds, particularly high-yield bonds, may decline in credit quality or go into default. Because the fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

            INTEREST RATE RISK. Generally, fixed income securities will decrease in value when interest rates rise. The longer the effective maturity of the fund's securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every


                                                     DWS Value Builder Fund  | 7
            year of duration.) As interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities and may reduce the fund's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the fund's duration and reducing the value of such a security.

            PRICING RISK. At times, market conditions may make it difficult to value some investments, and the fund may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the fund has valued its securities too highly, you may pay too much for fund shares when you buy into the fund. If the fund has underestimated the price of its securities, you may not receive the full market value when you sell your fund shares.

            FOREIGN INVESTMENT RISK. Foreign investments involve certain special risks, including:

            - POLITICAL RISK. Some foreign governments have limited the outflow of profits to investors abroad, imposed restrictions on the exchange or export of foreign currency, extended diplomatic disputes to include trade and financial relations, seized foreign investment and imposed higher taxes.

            - INFORMATION RISK. Companies based in foreign markets are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the US. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a company, as compared to the financial reports required in the US.

            - LIQUIDITY RISK. Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than US exchanges. This can make buying and selling certain


8 | DWS Value Builder Fund
               investments more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.

            - REGULATORY RISK. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

            - CURRENCY RISK. The fund invests in securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gain received on these securities.

            - LIMITED LEGAL RECOURSE RISK. Legal remedies for investors may be more limited than the legal remedies available in the US.

            - TRADING PRACTICE RISK. Brokerage commissions and other fees are generally higher for foreign investments than for US investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

            - TAXES. Foreign withholding and certain other taxes may reduce the amount of income available to distribute to shareholders of the fund. In addition, special US tax considerations may apply to the fund's foreign investments.


                                                     DWS Value Builder Fund  | 9

THE FUND'S PERFORMANCE HISTORY

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance of the fund's Institutional Class shares has varied from year to year, which may give some idea of risk. The table on the following page shows how fund performance compares to relevant index performance (which, unlike fund performance, does not reflect fees or expenses). The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns for Institutional Class shares on a before-tax and after-tax basis. After-tax returns are estimates calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant for investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DWS Value Builder Fund

ANNUAL TOTAL RETURN (%) AS OF 12/31 EACH YEAR - Institutional Class

[GRAPHIC APPEARS HERE]





22.95      18.84      14.08       -0.23      3.45      -18.67     31.08       8.98      0.92     10.49
1997       1998       1999       2000       2001       2002       2003       2004      2005      2006





                  2007 TOTAL RETURN AS OF JUNE 30: 5.27%
FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 21.17%, Q2 2003              WORST QUARTER: -14.99%, Q3 2001



10 | DWS Value Builder Fund

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2006


                                              1 YEAR       5 YEARS      10 YEARS
 INSTITUTIONAL CLASS
   Return before Taxes                         10.49          5.31         8.35
   Return after Taxes on Distributions          8.62          4.34         6.99
   Return after Taxes on Distributions
   and Sale of Fund Shares                      9.11*         4.24         6.67
 STANDARD & POOR'S (S&P) 500 INDEX
 (reflects no deductions for fees,
 expenses or taxes)                            15.79          6.19         8.42
 BLENDED INDEX (reflects no deductions
 for fees, expenses or taxes)                  11.05          5.65         7.60


 * The fund produced a positive total return due to income dividends and net realized gains distributed to the shareholders. Reinvestment of all dividends and distributions is assumed. Had you sold your shares at the period end net asset value you would have recognized a net loss. It is assumed that this loss will be applied against other gains producing a positive impact to the total return after taxes on distributions and sale of fund shares.

 STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 BLENDED INDEX is composed of 60% S&P 500 Index, 35% Lehman Brothers Intermediate US Government/ Credit Index and 5% Merrill Lynch 3-Month Treasury Bill Index. The Lehman Brothers Intermediate US Government/ Credit Index is an unmanaged index comprising intermediate- and long-term government and investment-grade corporate debt securities. The Merrill Lynch 3-Month Treasury Bill Index is representative of the 3-month Treasury market.


--------------------------------------------------------------------------------
Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 730-1313 or visit our Web site at www.dws-scudder.com.


--------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS assumes that an investor holds fund shares at the end of the period. The return reflects taxes only on the fund's distributions and not on a shareholder's gain or loss from selling fund shares.


RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES assumes that an investor sold his or her fund shares at the end of the period. The return reflects taxes on both the fund's distributions and a shareholder's gain or loss from selling fund shares.


                                                    DWS Value Builder Fund  | 11

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund. This information doesn't include any fees that may be charged by your financial advisor.


FEE TABLE
 SHAREHOLDER FEES, paid directly from your investment
_____________________________________________________________________
 Redemption/Exchange fee on shares
 owned less than 15 days (as % of
 redemption proceeds) 1                             2.00%
 ANNUAL OPERATING EXPENSES, deducted from fund assets
_____________________________________________________________________
 Management Fee 2                                   0.69%
 Distribution/Service (12b-1) Fee                   None
 Other Expenses 3                                   0.19
 Underlying Fund Expenses 4                         0.20

 TOTAL ANNUAL OPERATING EXPENSES                    1.08
 Expense Reimbursements                             0.21

 NET ANNUAL OPERATING EXPENSES 5                    0.87


1 This fee is charged on all applicable redemptions or exchanges. Please see "Policies You Should Know About - Policies about transactions" for further information.

2 Restated on an annualized basis to reflect fee changes which took effect on July 1, 2006. To the extent the fund invests in other mutual funds advised by the Advisor and its affiliates ("Underlying Funds"), the Advisor has agreed not to impose its advisory fees on assets invested in such Underlying Funds.

3 Restated on an annualized basis to reflect fee changes which took effect on October 1, 2006. "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10%.

4 "Underlying Fund Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different.

5 Through March 15, 2009 the Advisor has contractually agreed to waive that portion of the fund's management fee attributable to the investment in the Underlying Funds.

Based on the costs above, including one year of capped expenses in each period, this example helps you compare this fund's Institutional Class shares expenses to those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


EXAMPLE                    1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Institutional Class         $89         $323         $575       $1,298



12 | DWS Value Builder Fund

OTHER POLICIES AND RISKS

           While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

           - Although major changes tend to be infrequent, the fund's Board could change the fund's investment objective without seeking shareholder approval.

           - As a temporary defensive measure, the fund could shift up to 100% of assets into investments such as money market securities, notes or bonds issued by the US Treasury or by agencies of the US government. This could prevent losses, but, while engaged in a temporary defensive position, the fund will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in volatile market conditions.


           For more information

           This prospectus doesn't tell you about every policy or risk of investing in the fund.

           If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

           Keep in mind that there is no assurance that the fund will achieve its objective.

           A complete list of the fund's portfolio holdings is posted as of the month-end on www.dws-scudder.com (the Web site does not form a part of this prospectus) on or after the last day of the following month. This posted information generally remains accessible at least until the date on which the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. In addition, the fund's top ten equity holdings and other fund information is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.


                                                  Other Policies and Risks  | 13

WHO MANAGES AND OVERSEES THE FUND


           The investment advisor

           Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), with headquarters at 345 Park Avenue, New York, NY 10154, is the investment advisor for the fund. Under the oversight of the Board, the Advisor makes investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. The Advisor provides a full range of global investment advisory services to institutional and retail clients.

           DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DIMA, Deutsche Bank Trust Company Americas and DWS Trust Company.

           Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

           The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.


14 | Who Manages and Oversees the Fund

           MANAGEMENT FEE. The Advisor receives a management fee from the fund. Below is the actual rate paid by the fund for the most recent fiscal year, as a percentage of the fund's average daily net assets.


FUND NAME                               FEE PAID

  DWS Value Builder Fund                  0.71%


           A discussion regarding the basis for the Board's approval of the fund's investment management agreement is contained in the shareholder report for the semi-annual period ended September 30 (see "Shareholder reports" on the back cover).

           Under a separate administrative services agreement between the fund and the Advisor, the fund pays the Advisor for providing most of the fund's administrative services.


                                         Who Manages and Oversees the Fund  | 15

Portfolio management

The following person handles the day-to-day management of the fund.

David Hone, CFA
Director of Deutsche Asset Management and Lead Portfolio Manager of the fund.
- Joined the fund in 2008.
- Joined Deutsche Asset Management in 1996 as an equity analyst for consumer cyclicals, consumer staples and financials.
- Prior to that, eight years of experience as an analyst for Chubb & Son.
- Portfolio manager for Large Cap Value; Lead portfolio manager for US Equity Income Fund Strategy: New York.
- BA, Villanova University.


The fund's Statement of Additional Information provides additional information about a portfolio manager's investments in the fund, a description of the portfolio management compensation structure and information regarding other accounts managed.


16 | Who Manages and Oversees the Fund

FINANCIAL HIGHLIGHTS

The financial highlights are designed to help you understand recent financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover).

DWS Value Builder Fund - Institutional Class


YEARS ENDED MARCH 31,                       2007           2006          2005          2004          2003
SELECTED PER SHARE DATA
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $  24.02      $  23.71      $  23.73      $  16.91      $  22.08
--------------------------------------    --------      --------      --------      --------      --------
Income (loss) from investment operations:
  Net investment income a                      .44           .44           .45           .42           .48
______________________________________    ________      ________      ________      ________      ________
  Net realized and unrealized gain
  (loss) on investment transactions           1.67           .95        (  .02)         6.87        ( 5.10)
--------------------------------------    --------      --------      --------      --------      --------
  TOTAL FROM INVESTMENT OPERATIONS            2.11          1.39           .43          7.29        ( 4.62)
______________________________________    ________      ________      ________      ________      ________
Less distributions from:
  Net investment income                     (  .42)       (  .48)       (  .45)       (  .47)       (  .55)
______________________________________    ________      ________      ________      ________      ________
  Net realized gain on investment
  transactions                              ( 2.12)       (  .60)            -             -             -
--------------------------------------    --------      --------      --------      --------      --------
  TOTAL DISTRIBUTIONS                       ( 2.54)       ( 1.08)       (  .45)       (  .47)       (  .55)
______________________________________    ________      ________      ________      ________      ________
Redemption fees                                .00*          .00*          .00*            -             -
--------------------------------------    --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD            $  23.59      $  24.02      $  23.71      $  23.73      $  16.91
--------------------------------------    --------      --------      --------      --------      --------
Total Return (%)                           9.00 b            5.95          1.82         43.64        (21.07)
--------------------------------------    --------      --------      --------      --------      --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period ($millions)           44            86            89           125            91
______________________________________    ________      ________      ________      ________      ________
Ratio of expenses before expense
reductions(%)                                  .95           .92           .90           .90           .86
______________________________________    ________      ________      ________      ________      ________
Ratio of expenses after expense
reductions(%)                                  .94           .92           .90           .90           .86
______________________________________    ________      ________      ________      ________      ________
Ratio of net investment income(%)             1.84          1.85          1.94          2.02          2.63
______________________________________    ________      ________      ________      ________      ________
Portfolio turnover rate(%)                      11            19            17            13            12
--------------------------------------    --------      --------      --------      --------      --------


a   Based on average shares outstanding during the period.

b   Total return would have been lower had certain expenses not been reduced.

*   Amount is less than $.005.

                                                      Financial Highlights  | 17

HOW TO INVEST IN THE FUND

THE FOLLOWING PAGES TELL YOU HOW TO INVEST IN THE FUND AND WHAT TO EXPECT AS A SHAREHOLDER. The following pages also tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

If you're investing directly with DWS Scudder, all of this information applies to you. If you're investing through a "third party provider" - for example, a workplace retirement plan, financial supermarket or financial advisor - your provider may have its own policies or instructions and you should follow those.


You can find out more about the topics covered here by speaking with your FINANCIAL ADVISOR OR A REPRESENTATIVE OF YOUR WORKPLACE RETIREMENT PLAN OR OTHER INVESTMENT PROVIDER.

Buying and Selling INSTITUTIONAL CLASS Shares


           You may buy Institutional Class shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent ("financial advisor"). Contact them for details on how to place and pay for your order. Your financial advisor may also receive compensation from the Advisor and/or its affiliates. For more information, please see "Financial intermediary support payments."

           You may also buy Institutional Class shares by sending your check (along with a completed account application) directly to DWS Scudder Investments Service Company (the "transfer agent"). Your purchase order may not be accepted if the fund withdraws the offering of fund shares, the sale of fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the fund's shareholders.


           Eligibility requirements

           You may buy Institutional Class shares if you are any of the following:

           - An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution).

           -  An employee benefit plan with assets of at least $50 million.

           - A registered investment advisor or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

           -  A client of the private banking division of Deutsche Bank AG.

           - A current or former director or trustee of the Deutsche or DWS mutual funds.

           - An employee, the employee's spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank or its affiliates or a subadvisor to any fund in the DWS family of funds or a broker-dealer authorized to sell shares in the funds.


           Investment minimum

           Your initial investment must be for at least $1,000,000. There are no minimum subsequent investment requirements.


                             Buying and Selling Institutional Class Shares  | 19

           The minimum initial investment is waived for:

           - Shareholders with existing accounts prior to August 13, 2004 who met the previous minimum investment eligibility requirement.

           - Investment advisory affiliates of Deutsche Bank Securities, Inc., DWS funds or Deutsche funds purchasing shares for the accounts of their investment advisory clients.

           -  Employee benefit plans with assets of at least $50 million.

           -  Clients of the private banking division of Deutsche Bank AG.

           - Institutional clients and qualified purchasers that are clients of a division of Deutsche Bank AG.

           - A current or former director or trustee of the Deutsche or DWS mutual funds.

           - An employee, the employee's spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank or its affiliates or a subadvisor to any fund in the DWS family of funds or a broker-dealer authorized to sell shares of the funds.

           - Registered investment advisors who trade through platforms approved by the Advisor and whose client assets in the fund in the aggregate meet (or, in the Advisor's judgment, will meet within a reasonable period of time) the $1,000,000 minimum investment.

           The fund reserves the right to modify the above eligibility requirements and investment minimum at any time.


           How to contact the transfer agent


  BY PHONE:                (800) 730-1313
  FIRST INVESTMENTS        DWS Scudder Investments Service Company
  BY MAIL:                P.O. Box 219210
                          Kansas City, MO 64121-9210
  ADDITIONAL               DWS Scudder Investments Service Company
  INVESTMENTS BY          P.O. Box 219210
  MAIL:                   Kansas City, MO 64121-9210
  BY OVERNIGHT MAIL:       DWS Scudder Investments Service Company
                          210 West 10th Street
                          Kansas City, MO 64105-1614


           You can reach the automated information line, 24 hours a day, 7 days a week by calling (800) 621-1048.


20 | Buying and Selling Institutional Class Shares

           How to open your fund account

  MAIL:               Complete and sign the account application that
                     accompanies this prospectus. (You may obtain
                     additional applications by calling the transfer agent.)
                     Mail the completed application along with a check
                     payable to the fund you have selected to the transfer
                     agent. Be sure to include the fund number. The
                     applicable addresses are shown under "How to
                     contact the transfer agent."
  WIRE:               Call the transfer agent to set up a wire account.
  FUND NAME AND       Please use the complete fund name. Refer to "The
  FUND NUMBER:       Fund's Main Investment Strategy" above for the fund
                     number.


           Please note that your account cannot become activated until we receive a completed account application.


           How to BUY and SELL shares

           MAIL:

           BUYING: Send your check, payable to the fund you have selected, to the transfer agent. Be sure to include the fund number and your account number on your check. If you are investing in more than one fund, make your check payable to "DWS Scudder" and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund. Mailing addresses are shown under "How to contact the transfer agent."

           SELLING: Send a signed letter to the transfer agent with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. See "Signature Guarantee" for any applicable additional requirements. Unless exchanging into another DWS fund, you must submit a written authorization to sell shares in a retirement account.


                             Buying and Selling Institutional Class Shares  | 21

           WIRE:

           BUYING: You may buy shares by wire only if your account is authorized to do so. Please note that you or your financial advisor must call Institutional Investment Services at (800) 730-1313 to notify us in advance of a wire transfer purchase. After you inform Institutional Investment Services of the amount of your purchase, you will receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. Eastern time the next business day following your purchase. If your wire is not received by 4:00 p.m. Eastern time on the next business day after the fund receives your request to purchase shares, your transaction will be canceled at your expense and risk.


  BANK NAME:        State Street Bank Boston
  ROUTING NO:       011000028
  ATTN:             DWS Scudder
  DDA NO:           9903-5552
  FBO:              (Account name) (Account number)
  CREDIT:           (Fund name, Fund number and, if applicable, class
                    name) (see "How to open your fund account")


           Refer to your account statement for the account name and number. Wire transfers normally take two or more hours to complete. Wire transfers may be restricted on holidays and at certain other times.

           SELLING: You may sell shares by wire only if your account is authorized to do so. You will be paid for redeemed shares by wire transfer of funds to your financial advisor or bank upon receipt of a duly authorized redemption request as promptly as feasible. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your financial advisor or Institutional Investment Services at (800) 730-1313. After you inform Institutional Investment Services of the amount of your redemption, you will receive a trade confirmation number. The minimum redemption by wire is $1,000. We must receive your order by 4:00 p.m. Eastern time to wire your account the next business day.


22 | Buying and Selling Institutional Class Shares

           TELEPHONE TRANSACTIONS:

           You may place orders to buy and sell over the phone by calling your financial advisor or Institutional Investment Services at (800) 730-1313. If your shares are in an account with the transfer agent, you may (1) redeem by check in an amount up to $100,000, or by wire (minimum $1,000), or (2) exchange the shares for Institutional shares of another DWS fund by calling the transfer agent.

           You may make regular investments from a bank checking account. For more information on setting up an automatic investment plan or payroll investment plan, call Institutional Investment Services at
           (800) 730-1313.


           Financial intermediary support payments

           The Advisor, DWS Scudder Distributors, Inc. (the "Distributor") and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the fund, any record keeping/sub-transfer agency/networking fees payable by the fund (generally through the Distributor or an affiliate) and/or the Distributor to certain financial advisors for performing such services and any sales charge, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing the fund with "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales


                             Buying and Selling Institutional Class Shares | 23 force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.

           The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

           The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS Fund shares or the retention and/or servicing of investors and DWS Fund shares to financial advisors in amounts that generally range from .01% up to .50% of assets of the fund serviced and maintained by the financial advisor, .10% to .25% of sales of the fund attributable to the financial advisor, a flat fee of $12,500 up to $500,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the fund or of any particular share class of the fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the fund. Additional information regarding these revenue sharing payments is included in the fund's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).

           The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to


24 | Buying and Selling Institutional Class Shares
           retirement plans that obtain record keeping services from ADP, Inc. on the DWS Scudder branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.

           It is likely that broker-dealers that execute portfolio transactions for the fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.


POLICIES YOU SHOULD KNOW ABOUT

           Along with the information on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through a financial advisor.

           If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described by the fund. Please note that a financial advisor may charge fees separate from those charged by the fund and may be compensated by the fund.

           Keep in mind that the information in this prospectus applies only to the shares offered herein. Other share classes are described in separate prospectuses and have different fees, requirements and services.


                                            Policies You Should Know About  | 25

           In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call (800) 730-1313.


           Policies about transactions

           THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange is open. The fund calculates its share price for each class every business day, as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.

           To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you:
           When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

           We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity and, in some cases, the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

           We will attempt to collect any missing required and requested information by contacting you or your financial advisor. If we are unable to obtain this information within the time frames established by the fund, then we may reject your application and order.

           The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated.


26 | Policies You Should Know About

           If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.

           With certain limited exceptions, only US residents may invest in the fund.

           Because orders placed through a financial advisor must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. Your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

           SUB-MINIMUM BALANCES. The fund may redeem your shares and close your account on 60 days' notice if it fails to meet the minimum account balance requirement of $1,000,000 ($250,000 for shareholders with existing accounts prior to August 13, 2004) for any reason other than a change in market value.

           MARKET TIMING POLICIES AND PROCEDURES. Short-term and excessive trading of fund shares may present risks to long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of the fund's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced if the fund invests in certain securities, such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the fund (e.g., "time zone arbitrage"). The fund discourages short-term and excessive trading and has adopted policies and procedures that are intended to detect and deter short-term and excessive trading.

           Pursuant to its policies, the fund will impose a 2% redemption fee on fund shares held for less than a specified holding period (subject to certain exceptions discussed below under "Redemption fees"). The fund also reserves the right to reject or cancel a purchase or exchange order for any reason without prior notice. For example, the fund may in its discretion reject or cancel a purchase or an exchange order even if the transaction is not subject to the specific roundtrip transaction limitation described below if the Advisor believes that there appears to be


                                            Policies You Should Know About  | 27
           a pattern of short-term or excessive trading activity by a shareholder or deems any other trading activity harmful or disruptive to the fund. The fund, through its Advisor and transfer agent, will measure short-term and excessive trading by the number of roundtrip transactions within a shareholder's account during a rolling 12-month period. A "roundtrip" transaction is defined as any combination of purchase and redemption activity (including exchanges) of the same fund's shares. The fund may take other trading activity into account if the fund believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

           Shareholders are limited to four roundtrip transactions in the same DWS Fund (excluding money market funds) over a rolling 12-month period. Shareholders with four or more roundtrip transactions in the same DWS Fund within a rolling 12-month period generally will be blocked from making additional purchases of, or exchanges into, that DWS Fund. The fund has sole discretion whether to remove a block from a shareholder's account. The rights of a shareholder to redeem shares of a DWS Fund are not affected by the four roundtrip transaction limitation, but all redemptions remain subject to the fund's redemption fee policy (see "Redemption fees" described below).

           The fund may make exceptions to the roundtrip transaction policy for certain types of transactions if, in the opinion of the Advisor, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the fund or administrator and transactions by certain qualified fund-of-fund(s).

           In certain circumstances where shareholders hold shares of the fund through a financial intermediary, the fund may rely upon the financial intermediary's policy to deter short-term or excessive trading if the Advisor believes that the financial intermediary's policy is reasonably designed to detect and deter transactions that are not in the best interests of the fund. A financial intermediary's policy relating to short-term or excessive trading may be more or less restrictive than the DWS Funds' policy, may permit certain transactions not permitted by the DWS Funds' policies, or prohibit transactions not subject to the DWS Funds' policies.


28 | Policies You Should Know About

           The Advisor may also accept undertakings from a financial intermediary to enforce short-term or excessive trading policies on behalf of the fund that provide a substantially similar level of protection for the fund against such transactions. For example, certain financial intermediaries may have contractual, legal or operational restrictions that prevent them from blocking an account. In such instances, the financial intermediary may use alternate techniques that the Advisor considers to be a reasonable substitute for such a block.

           In addition, if the fund invests some portion of its assets in foreign securities, it has adopted certain fair valuation practices intended to protect the fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the fund. (See "How the fund calculates share price.")

           There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries. The Advisor reviews trading activity at the omnibus level to detect short-term or excessive trading. If the Advisor has reason to suspect that short-term or excessive trading is occurring at the omnibus level, the Advisor will contact the financial intermediary to request underlying shareholder level activity. Depending on the amount of fund shares held in such omnibus accounts (which may represent most of the fund's shares) short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in the fund. If short-term or excessive trading is identified, the Advisor will take appropriate action.

           The fund's market timing policies and procedures may be modified or terminated at any time.

           REDEMPTION FEES. The fund imposes a redemption fee of 2% of the total redemption amount (calculated at net asset value) on all fund shares redeemed or exchanged within 15 days of buying them (either by purchase or exchange). The redemption fee is paid directly to the fund and is designed to encourage long-term investment and to offset transaction and other costs


                                            Policies You Should Know About  | 29
           associated with short-term or excessive trading. For purposes of determining whether the redemption fee applies, shares held the longest time will be treated as being redeemed first and shares held the shortest time will be treated as being redeemed last.

           The redemption fee is applicable to fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchase and sale transactions are generally netted against one another and placed on an aggregate basis; consequently the identities of the individuals on whose behalf the transactions are placed generally are not known to the fund. For this reason, the fund has undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the fund's.

           The redemption fee will not be charged in connection with the following exchange or redemption transactions: (i) transactions on behalf of participants in certain research wrap programs; (ii) transactions on behalf of a shareholder to return any excess IRA contributions to the shareholder; (iii) transactions on behalf of a shareholder to effect a required minimum distribution on an IRA;
           (iv) transactions on behalf of any mutual fund advised by the Advisor and its affiliates (e.g., "funds of funds") or, in the case of a master/feeder relationship, redemptions by the feeder fund from the master portfolio; (v) transactions on behalf of certain unaffiliated mutual funds operating as funds of funds; (vi) transactions following death or disability of any registered shareholder, beneficial owner or grantor of a living trust with respect to shares purchased before death or disability; (vii) transactions involving hardship of any registered shareholder;
           (viii) systematic transactions with pre-defined trade dates for purchases, exchanges or redemptions, such as automatic account rebalancing, or loan origination and repayments; (ix) transactions involving shares purchased through the reinvestment of dividends or other distributions; (x) transactions involving shares transferred from another account in the same fund or converted from another class of the same fund (the


30 | Policies You Should Know About
           redemption fee period will carry over to the acquired shares); (xi) transactions initiated by the fund or administrator (e.g., redemptions for not meeting account minimums, to pay account fees funded by share redemptions, or in the event of the liquidation or merger of the fund); or (xii) transactions in cases when there are legal or contractual limitations or restrictions on the imposition of the redemption fee (as determined by the fund or its agents in their sole discretion). It is the policy of the DWS funds to permit approved fund platform providers to execute transactions within the funds without the imposition of a redemption fee if such providers have implemented alternative measures that are determined by the Advisor to provide controls on short-term and excessive trading that are comparable to the DWS funds' policies.

           THE AUTOMATED INFORMATION LINE IS AVAILABLE 24 HOURS A DAY BY CALLING (800) 621-1048. You can use our automated phone services to get information on DWS funds generally and on accounts held directly at DWS Scudder.

           QUICKBUY AND QUICKSELL let you set up a link between a DWS fund account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call
           (800) 730-1313.

           TELEPHONE AND ELECTRONIC TRANSACTIONS. Generally, you are automatically entitled to telephone and electronic transaction privileges, but you may elect not to have them when you open your account or by contacting Institutional Investment Services at (800) 730-1313 at a later date.

           Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions





THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS

The DWS Scudder Web site can be a valuable resource for shareholders with Internet access. Go to WWW.DWS-SCUDDER.COM to get up-to-date information, review balances or even place orders for exchanges.







                                            Policies You Should Know About  | 31
           conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

           THE FUND DOES NOT ISSUE SHARE CERTIFICATES. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

           WHEN YOU ASK US TO SEND OR RECEIVE A WIRE, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The fund can only send wires of $1,000 or more and accept wires of $50 or more.

           THE FUND ACCEPTS PAYMENT FOR SHARES ONLY IN US DOLLARS by check, bank or Federal Funds wire transfer or by electronic bank transfer. Please note that the fund does not accept cash, money orders, traveler's checks, starter checks, third party checks (except checks for retirement plan asset transfers and rollovers or for Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts), checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies. Thus, subject to the foregoing exceptions for certain third party checks, checks that are otherwise permissible must be drawn by the account holder on a domestic bank and must be payable to the fund.

           SIGNATURE GUARANTEE. When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us, you don't need a signature guarantee. Also, generally you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.


           A signature guarantee is simply a certification of your signature - a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange or any




THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS

If you ever have difficulty placing an order by phone or Internet, you can send us your order in writing.












32 | Policies You Should Know About
           member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided the original guarantee.

           SELLING SHARES OF TRUST ACCOUNTS AND BUSINESS OR ORGANIZATION ACCOUNTS may require additional documentation. Please call (800) 730-1313 or contact your financial advisor for more information.

           MONEY FROM SHARES YOU SELL is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are other circumstances when it could be longer, including, but not limited to, when you are selling shares you bought recently by check or ACH (the funds will be placed under a 10 calendar day hold to ensure good funds) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares or in the event of closing of the Federal Reserve Bank's wire payment system. In addition, the fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by the fund or the fair determination of the value of the fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system. For additional rights reserved by the fund, please see "Other rights we reserve."

           You may obtain additional information about other ways to sell your shares by contacting your financial advisor.


           How the fund calculates share price

           To calculate net asset value, or NAV, each share class uses the following equation:


            TOTAL ASSETS - TOTAL LIABILITIES
           -----------------------------------------    =    NAV
               TOTAL NUMBER OF SHARES OUTSTANDING



                                            Policies You Should Know About  | 33

           The price at which you buy and sell shares is the NAV.


           THE FUND CHARGES A REDEMPTION FEE EQUAL TO 2.00% of the value of shares redeemed or exchanged within 15 days of purchase. Please see "Policies about transactions - Redemption fees" for further information.

           WE TYPICALLY VALUE SECURITIES USING INFORMATION FURNISHED BY AN INDEPENDENT PRICING SERVICE OR MARKET QUOTATIONS, WHERE APPROPRIATE. However, we may use methods approved by the fund's Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of the fund's portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be the fund's use of fair value pricing. This is intended to reduce the fund's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market timing policies and procedures.")

           TO THE EXTENT THAT THE FUND INVESTS IN SECURITIES THAT ARE TRADED PRIMARILY IN FOREIGN MARKETS, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the fund doesn't price its shares. (Note that prices for securities that trade on foreign exchanges can change significantly on days when the New York Stock Exchange is closed and you cannot buy or sell fund shares. Price changes in the securities the fund owns may ultimately affect the price of fund shares the next time the NAV is calculated.)


34 | Policies You Should Know About

           Other rights we reserve

           You should be aware that we may do any of the following:

           -  withdraw or suspend the offering of shares at any time

           - withhold a portion of your distributions and redemption proceeds for federal income tax purposes if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number and certain certifications including certification that you are not subject to backup withholding

           - reject a new account application if you don't provide any required or requested identifying information, or for any other reason

           - refuse, cancel, limit or rescind any purchase or exchange order, without prior notice; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interests or when the fund is requested or compelled to do so by governmental authority or by applicable law

           - close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable redemption fee); you may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability

           - pay you for shares you sell by "redeeming in kind," that is, by giving you securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

           - change, add or withdraw various services, fees and account policies (for example, we may adjust the fund's investment minimums at any time)


                                            Policies You Should Know About  | 35

UNDERSTANDING DISTRIBUTIONS AND TAXES

           The fund intends to distribute to its shareholders virtually all of its net earnings. The fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) The fund may not always pay a dividend or distribution for a given period.

           THE FUND INTENDS TO PAY DISTRIBUTIONS OF SUBSTANTIALLY ALL OF ITS INCOME QUARTERLY. The fund intends to pay distributions from realized capital gains annually, usually in December. If necessary, the fund may distribute at other times as needed.

           Dividends or distributions declared to shareholders of record in the last quarter of a given calendar year are treated for federal income tax purposes as if they were received on December 31 of that year, provided such dividends or distributions are paid by the end of the following January.

           For federal income tax purposes, income and capital gains distributions are generally taxable to shareholders. However, dividends and distributions received by retirement plans qualifying for tax exemption under federal income tax laws generally will not be taxable.

           YOU CAN CHOOSE HOW TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested in shares of the fund without a sales charge (if applicable). Distributions are treated the same for federal income tax purposes whether you receive them in cash or reinvest them in additional shares. For employer-sponsored qualified plans, and retirement plans, reinvestment (at NAV) is the only option.







THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.





36 | Understanding Distributions and Taxes

           BUYING, SELLING OR EXCHANGING FUND SHARES WILL USUALLY HAVE FEDERAL INCOME TAX CONSEQUENCES FOR YOU (except in employer-sponsored qualified plans, IRAs or other tax-advantaged accounts). Your sale of shares may result in a capital gain or loss. The gain or loss will be long-term or short-term depending on how long you owned the shares that were sold. For federal income tax purposes, an exchange is treated the same as a sale.

           THE FEDERAL INCOME TAX STATUS of the fund's earnings you receive and your own fund transactions generally depends on their type:


 GENERALLY TAXED AT LONG-TERM            GENERALLY TAXED AT ORDINARY
CAPITAL GAIN RATES:                      INCOME RATES:

DISTRIBUTIONS FROM THE FUND
- gains from the sale of                 -  gains from the sale of
  securities held (or treated as            securities held by the fund for
  held) by the fund for more                one year or less
  than one year                          -  all other taxable income

- qualified dividend income

TRANSACTIONS INVOLVING FUND
SHARES
- gains from selling fund                -  gains from selling fund
  shares held for more than                 shares held for one year or
  one year                                  less


           ANY DIRECT INVESTMENTS IN FOREIGN SECURITIES BY THE FUND MAY BE SUBJECT TO FOREIGN WITHHOLDING TAXES. In that case, the fund's yield on those securities would generally be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the fund. In addition, any investments in foreign securities or foreign currencies may increase or accelerate the fund's recognition of ordinary income and may affect the timing or amount of the fund's distributions. If you invest in the fund through a taxable account, your after-tax return could be negatively impacted.

           To the extent that the fund invests in certain debt obligations or certain other securities, investments in these obligations or securities may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


                                     Understanding Distributions and Taxes  | 37

           For taxable years beginning before January 1, 2011, distributions to individuals and other noncorporate shareholders of investment income designated by the fund as derived from qualified dividend income are eligible for taxation for federal income tax purposes at the more favorable long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. It does not include income from investments in debt securities or, generally, from REITs. In addition, the fund must meet certain holding period and other requirements with respect to the dividend-paying stocks in its portfolio and the shareholder must meet certain holding period and other requirements with respect to the fund's shares for the lower tax rates to apply.

           For taxable years beginning before January 1, 2011, the maximum federal income tax rate imposed on long-term capital gains recognized by individuals and other noncorporate shareholders has been reduced to 15%. For taxable years beginning on or after January 1, 2011, the long-term capital gain rate is scheduled to return to 20%.

           YOUR FUND WILL SEND YOU DETAILED FEDERAL INCOME TAX INFORMATION EVERY JANUARY. These statements tell you the amount and the federal income tax classification of any dividends or distributions you received. They also have certain details on your purchases and sales of shares.

           IF YOU INVEST RIGHT BEFORE THE FUND PAYS A DIVIDEND, you'll be getting some of your investment back as a taxable dividend. You can avoid this by investing after the fund declares a dividend. In tax-advantaged retirement accounts you do not need to worry about this.

           If the fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated for tax purposes as a return of capital. A return of capital will generally not be taxable to you but will reduce the cost basis of your shares and result in a higher capital gain or a lower capital loss when you sell your shares.

           CORPORATIONS are taxed at the same rates on ordinary income and capital gains but may be eligible for a dividends-received deduction for a portion of the income dividends they receive from the fund, provided certain holding period and other requirements are met.


38 | Understanding Distributions and Taxes

           The above discussion summarizes certain federal income tax consequences for shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US tax consequences to you of an investment in the fund. For more information, see "Taxes" in the Statement of Additional Information.


                                     Understanding Distributions and Taxes  | 39

APPENDIX
--------------------------------------------------------------------------------
           Hypothetical Expense Summary


           Using the annual fund operating expense ratios presented in the fee tables in the fund prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the fund held for the next 10 years and the impact of such fees and expenses on fund returns for each year and cumulatively, assuming a 5% return for each year. The tables also assume that all dividends and distributions are reinvested. The annual fund expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. The tables do not reflect redemption fees, if any, which may be payable upon redemption. If redemption fees were shown, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the fund that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

           The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the fund's prospectus to consider the investment objectives, risks, expenses and charges of the fund prior to investing.


40 | Appendix

                 DWS Value Builder Fund - Institutional Class



              MAXIMUM           INITIAL HYPOTHETICAL                 ASSUMED RATE
           SALES CHARGE:             INVESTMENT:                      OF RETURN:
               0.00%                   $10,000                            5%
                                                              HYPOTHETICAL
             CUMULATIVE        ANNUAL       CUMULATIVE          YEAR-END
           RETURN BEFORE        FUND       RETURN AFTER      BALANCE AFTER      ANNUAL FEES
              FEES AND        EXPENSE        FEES AND           FEES AND            AND
YEAR          EXPENSES         RATIOS        EXPENSES           EXPENSES         EXPENSES

   1            5.00%        0.87%              4.13%       $ 10,413.00        $    88.80
   2           10.25%        1.08%              8.21%       $ 10,821.19        $   114.66
   3           15.76%        1.08%             12.45%       $ 11,245.38        $   119.16
   4           21.55%        1.08%             16.86%       $ 11,686.20        $   123.83
   5           27.63%        1.08%             21.44%       $ 12,144.30        $   128.68
   6           34.01%        1.08%             26.20%       $ 12,620.35        $   133.73
   7           40.71%        1.08%             31.15%       $ 13,115.07        $   138.97
   8           47.75%        1.08%             36.29%       $ 13,629.18        $   144.42
   9           55.13%        1.08%             41.63%       $ 14,163.45        $   150.08
  10           62.89%        1.08%             47.19%       $ 14,718.65        $   155.96
  TOTAL                                                                        $ 1,298.29



                                                                  Appendix  | 41

TO GET MORE INFORMATION

SHAREHOLDER REPORTS - These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and its financial statements. Shareholders get these reports automatically.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call (800) 730-1313, or contact DWS Scudder at the address listed below. The fund's SAI and shareholder reports are also available through the DWS Scudder Web site at www.dws-scudder.com. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.


DWS SCUDDER              SEC                     DISTRIBUTOR
---------------------    --------------------    -------------------------------
PO Box 219210            100 F Street, N.E.      DWS Scudder Distributors, Inc.
Kansas City, MO          Washington, D.C.        222 South Riverside Plaza
64121-9210               20549-0102              Chicago, IL 60606-5808
WWW.DWS-SCUDDER.COM      WWW.SEC.GOV             (800) 621-1148
(800) 730-1313           (800) SEC-0330



SEC FILE NUMBER:
DWS Value Builder Fund, Inc.        DWS Value Builder Fund    811-06600






(03/07/08) DVBF-1-IN

[RECYCLE GRAPHIC APPEARS HERE]
                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group